UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

1676 N. California Blvd., Suite 500

Walnut Creek, CA 94596

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 92.9%
Communication Services: 10.5%
10,375	Alphabet, Inc. - Class A*	$12,523,455
6,106	Alphabet, Inc. - Class C*	7,287,328
38,800	CBS Corp. - Class B Non Voting	2,229,060
10,000	Charter Communications, Inc. - Class A*	3,258,800
22,100	Facebook, Inc. - Class A*	3,634,566
153,800	Global Eagle Entertainment, Inc.*	433,716
12,600	Netflix, Inc.*	4,714,038
47,700	Tencent Holdings Ltd.	1,969,888

		36,050,851

Consumer Discretionary: 14.5%
27,425	Alibaba Group Holding Ltd. - ADR*	4,518,543
6,580	Amazon.com, Inc.*	13,179,740
40,553	Big Lots, Inc.	1,694,710
1,360	Booking Holdings, Inc.*	2,698,240
29,500	Dollar General Corp.	3,224,350
148,308	Fiat Chrysler Automobiles N.V.*	2,596,873
124,600	General Motors Co.	4,195,282
37,300	Lear Corp.	5,408,500
111,800	MGM Resorts International	3,120,338
124,000	Qurate Retail, Inc.*	2,754,040
22,850	Royal Caribbean Cruises Ltd.	2,969,129
29,000	TJX Cos., Inc. (The)	3,248,580

		49,608,325

Consumer Staples: 2.9%
10,100	Diageo Plc - ADR	1,430,867
34,500	Henkel AG & Co. KGaA	3,667,244
40,500	Monster Beverage Corp.*	2,360,340
8,027	Procter & Gamble Co. (The)	668,087
19,366	Sanderson Farms, Inc.	2,001,863

		10,128,401

Energy: 4.0%
39,260	Apache Corp.	1,871,524
500,000	Chesapeake Energy Corp.*	2,245,000
20,100	Concho Resources, Inc.*	3,070,275
283,870	Encana Corp.	3,721,536
95,000	Parsley Energy, Inc. - Class A*	2,778,750

		13,687,085

Financials: 22.3%
145,000	Ally Financial, Inc.	3,835,250
47,500	American International Group, Inc.	2,528,900
106,445	Bank of New York Mellon Corp. (The)	5,427,631
28	Berkshire Hathaway, Inc. - Class A*	8,960,001
24,000	Berkshire Hathaway, Inc. - Class B*	5,138,640
56,600	Blackstone Group L.P. (The)	2,155,328
100,860	Capital One Financial Corp.	9,574,640
53,300	Citigroup, Inc.	3,823,742
4,854	Everest Re Group Ltd.	1,108,993

Shares		Value
Financials (continued)
8,100	Fairfax Financial Holdings Ltd.	$4,398,432
22,100	HDFC Bank Ltd. - ADR	2,079,610
22,030	JPMorgan Chase & Co.	2,485,865
3,454	Markel Corp.*	4,105,044
30,627	MetLife, Inc.	1,430,893
32,400	Pinnacle Financial Partners, Inc.	1,948,860
8,896	Reinsurance Group of America, Inc.	1,286,006
111,000	Sterling Bancorp	2,442,000
12,067	Travelers Cos., Inc. (The)	1,565,211
14,433	UMB Financial Corp.	1,023,300
41,035	Unum Group	1,603,237
71,280	US Bancorp	3,764,297
109,480	Wells Fargo & Co.	5,754,269

		76,440,149

Health Care: 7.2%
22,310	Alexion Pharmaceuticals, Inc.*	3,101,313
24,650	Celgene Corp.*	2,205,929
70,907	Cerner Corp.*	4,567,120
62,937	DENTSPLY SIRONA, Inc.	2,375,242
9,900	Illumina, Inc.*	3,633,894
7,300	Johnson & Johnson	1,008,641
29,000	Quest Diagnostics, Inc.	3,129,390
6,375	Regeneron Pharmaceuticals, Inc.*	2,575,755
54,888	Smith & Nephew Plc - ADR	2,035,796

		24,633,080

Industrials: 11.8%
50,000	Adecco Group AG	2,640,775
193,500	American Airlines Group, Inc.	7,997,355
240,200	Arconic, Inc.	5,286,802
50,300	CH Robinson Worldwide, Inc.	4,925,376
160,000	General Electric Co.	1,806,400
21,500	Honeywell International, Inc.	3,577,600
130,600	Johnson Controls International Plc	4,571,000
27,500	PACCAR, Inc.	1,875,225
41,000	Stericycle, Inc.*	2,405,880
38,960	United Technologies Corp.	5,446,997

		40,533,410

Information Technology: 17.9%
22,500	Accenture Plc - Class A	3,829,500
14,395	Amphenol Corp. - Class A	1,353,418
25,096	Applied Materials, Inc.	969,960
166,300	CommScope Holding Co., Inc.*	5,115,388
106,300	Marvell Technology Group Ltd.	2,051,590
13,900	MasterCard, Inc. - Class A	3,094,279
85,500	NCR Corp.*	2,429,055
157,500	Nuance Communications, Inc.*	2,727,900
57,000	Oracle Corp.	2,938,920
11,150	Red Hat, Inc.*	1,519,522
32,675	salesforce.com, Inc.*	5,196,305
24,675	ServiceNow, Inc.*	4,827,170
95,000	TE Connectivity Ltd.	8,353,350
73,985	Visa, Inc. - Class A	11,104,409
21,475	Workday, Inc. - Class A*	3,134,921
40,200	Zendesk, Inc.*	2,854,200

		61,499,887

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials: 1.8%
60,200	Agnico Eagle Mines Ltd.	$2,058,840
69,400	Nutrien Ltd.	4,004,380

		6,063,220

TOTAL COMMON STOCKS (Cost $212,748,333)		318,644,408

Principal Amount
SHORT-TERM INVESTMENTS: 7.4%
REPURCHASE AGREEMENTS: 7.4%
$25,282,000	Fixed Income Clearing Corp. 0.42%, 9/28/2018, due 10/01/2018 [collateral: par value $26,580,000, U.S. Treasury Note, 1.750%, due 11/30/2021, value $25,802,956] (proceeds $25,282,885)	25,282,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,282,000)		25,282,000

TOTAL INVESTMENTS (Cost: $238,030,333): 100.3%		343,926,408

Liabilities in Excess of Other Assets: (0.3)%		(1,110,355)

NET ASSETS: 100.0%		$342,816,053

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$238,030,333

Gross unrealized appreciation	111,608,719
Gross unrealized depreciation	(5,712,644)

Net unrealized appreciation	$105,896,075

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Australia: 0.9%
1,823,975	Incitec Pivot Ltd.	$5,254,369

Belgium: 4.0%
182,299	Anheuser-Busch InBev S.A.	15,938,761
322,449	Fagron	6,240,397

		22,179,158

Bermuda: 3.9%
1,294,663	Frontline Ltd.*	7,521,992
860,818	Teekay LNG Partners L.P.	14,375,661

		21,897,653

Canada: 1.8%
1,344,300	Bombardier, Inc. - Class B*	4,784,911
91,744	Nutrien Ltd.	5,294,439

		10,079,350

China: 3.9%
14,300	Alibaba Group Holding Ltd. - ADR*	2,356,068
36,538	Baidu, Inc. - ADR*	8,355,510
422,990	JD.com, Inc. - ADR*	11,035,809

		21,747,387

Colombia: 0.8%
386,350	Grupo de Inversiones Suramericana S.A.	4,533,533

Denmark: 2.2%
76,091	Carlsberg A/S - Class B	9,137,325
59,647	Nilfisk Holding A/S*	3,044,874

		12,182,199

Finland: 1.9%
200,576	Sampo Oyj - Class A	10,398,023

France: 12.4%
151,900	BNP Paribas S.A.	9,306,529
1,674,599	Bollore S.A.	7,240,870
35,050	Essilor International Cie Generale d’Optique S.A.	5,192,360
33,615	Orpea	4,352,665
81,352	Safran S.A.	11,413,332
1,256,963	Vivendi S.A.	32,391,059

		69,896,815

Germany: 7.3%
30,935	Allianz SE	6,903,801
128,672	AURELIUS Equity Opportunities SE & Co. KGaA	6,817,032
104,240	Bayer AG	9,270,210
165,750	Daimler AG	10,471,045
59,571	SAP SE	7,339,690

		40,801,778

Greece: 0.8%
450,465	OPAP S.A.	4,733,326

Hong Kong: 6.1%
1,449,000	CK Hutchison Holdings Ltd.	16,700,395
3,377,840	MGM China Holdings Ltd.	5,351,957

Shares		Value
Hong Kong (continued)
3,736,000	New World Development Co. Ltd.	$5,098,354
3,212,972	Wynn Macau Ltd.	7,389,776

		34,540,482

Israel: 2.1%
3,576,232	Israel Discount Bank Ltd. - Class A	11,930,609

Italy: 0.7%
6,535,980	Telecom Italia SpA*	3,973,282

Japan: 7.8%
214,692	Don Quijote Holdings Co. Ltd.	10,876,946
9,400	FANUC Corp.	1,774,070
296,400	Japan Tobacco, Inc.	7,745,913
326,200	Nexon Co. Ltd.*	4,268,091
70,900	SoftBank Group Corp.	7,165,276
90,200	Toyota Motor Corp.	5,638,742
217,222	Universal Entertainment Corp.*	6,631,783

		44,100,821

Mexico: 0.9%
284,546	Grupo Televisa SAB - ADR	5,047,846

Monaco: 1.0%
774,188	Scorpio Bulkers, Inc.	5,612,863

Netherlands: 11.9%
706,351	Altice Europe N.V.*	1,907,246
80,599	ASML Holding N.V.	15,073,797
1,317,776	CNH Industrial N.V.	15,853,271
120,246	EXOR N.V.	8,081,383
205,115	NN Group N.V.	9,162,305
531,139	OCI N.V.*	16,996,181

		67,074,183

Norway: 1.0%
1,551,611	B2Holding ASA	3,090,422
545,987	Borr Drilling Ltd.*	2,510,578

		5,601,000

Russia: 0.9%
3,495,200	Moscow Exchange MICEX-RTS PJSC	5,186,206

South Africa: 1.1%
29,625	Naspers Ltd. - Class N	6,386,777

Spain: 2.7%
38,050	Aena SME S.A.(a)	6,611,999
1,023,255	Codere S.A.*(b)	8,325,664

		14,937,663

Switzerland: 3.1%
38,400	Cie Financiere Richemont S.A.	3,148,025
469,460	Credit Suisse Group AG*	7,095,901
1,783,521	IWG Plc	5,654,788
9,330	Kuehne & Nagel International AG	1,486,719

		17,385,433

Taiwan: 0.3%
406,000	Merida Industry Co. Ltd.	1,901,484

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United Kingdom: 14.8%
128,474	British American Tobacco Plc	$6,011,106
135,078	Coca-Cola European Partners Plc	6,123,309
176,563	Diageo Plc	6,266,420
410,922	GlaxoSmithKline Plc	8,243,038
1,436,365	Informa Plc	14,290,398
1,039,415	Inmarsat Plc	6,783,746
224,363	Liberty Global Plc - Class C*	6,318,062
19,571,938	Lloyds Banking Group Plc	15,141,863
154,935	Shire Plc	9,350,417
32,355	Willis Towers Watson Plc	4,560,114

		83,088,473

United States: 5.4%
333,287	Genco Shipping & Trading Ltd.*	4,666,018
174,488	Las Vegas Sands Corp.	10,352,373
71,720	Philip Morris International, Inc.	5,848,049
159,459	Schlumberger Ltd.	9,714,242

		30,580,682

TOTAL COMMON STOCKS (Cost $517,512,977)		561,051,395

Principal Amount
SHORT-TERM INVESTMENTS: 2.5%
REPURCHASE AGREEMENTS: 2.5%
$14,168,000	Fixed Income Clearing Corp. 0.42%, 9/28/2018, due 10/01/2018 [collateral: par value $13,980,000, U.S. Treasury Note, 1.750%, due 11/30/2021, value $13,571,306, par value $930,000, U.S. Treasury Note, 2.125%, due 11/30/2024, value $891,081] (proceeds $14,168,496)	14,168,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,168,000)		14,168,000

TOTAL INVESTMENTS (Cost: $531,680,977): 102.2%		575,219,395

Liabilities in Excess of Other Assets: (2.2)%		(12,578,314)

NET ASSETS: 100.0%		$562,641,081

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	Illiquid securities at September 30, 2018, at which time the aggregate value of these illiquid securities is $8,325,664 or 1.5% of net assets.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$531,680,977

Gross unrealized appreciation	86,840,742
Gross unrealized depreciation	(43,410,529)

Net unrealized appreciation	$43,430,213

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited) - At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2018	Fund Delivering	U.S. $ Value at September 30, 2018	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	10/10/2018	USD	$3,197,413	GBP	$3,134,212	$63,201	$—
	11/15/2018	EUR	2,862,002	USD	2,851,855	10,147	—
	11/15/2018	USD	14,299,157	EUR	14,496,279	—	(197,122)
	6/19/2019	USD	2,398,417	CHF	2,382,848	15,569	—

			$22,756,989		$22,865,194	$88,917	$(197,122)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 90.1%
Communication Services: 6.6%
12,000	Criteo S.A. - ADR*	$275,280
33,500	EW Scripps Co. (The) - Class A	552,750
54,620	MDC Partners, Inc. - Class A*	226,673
19,045	Millicom International Cellular S.A.	1,088,803

		2,143,506

Consumer Discretionary: 7.1%
115,768	Cherokee, Inc.*	85,668
8,800	Foot Locker, Inc.	448,624
145,000	Groupon, Inc.*	546,650
32,000	Qurate Retail, Inc.*	710,720
7,850	Shutterfly, Inc.*	517,237

		2,308,899

Consumer Staples: 4.4%
2,431	Lancaster Colony Corp.	362,730
6,450	Spectrum Brands Holdings, Inc.	481,944
12,197	TreeHouse Foods, Inc.*	583,626

		1,428,300

Energy: 2.7%
65,500	Alta Mesa Resources, Inc.*	273,790
6,650	Cimarex Energy Co.	618,051

		891,841

Financials: 6.2%
21,000	AllianceBernstein Holding L.P.	639,450
12,700	Bank of NT Butterfield & Son Ltd. (The)	658,622
4,614	IBERIABANK Corp.	375,349
7,753	Lakeland Financial Corp.	360,359

		2,033,780

Health Care: 6.1%
23,947	AngioDynamics, Inc.*	520,608
8,075	Integer Holdings Corp.*	669,821
13,851	Orthofix Medical, Inc.*	800,726

		1,991,155

Industrials: 23.9%
18,000	Avis Budget Group, Inc.*	578,520
8,900	Axon Enterprise, Inc.*	609,027
8,442	ESCO Technologies, Inc.	574,478
21,900	Gardner Denver Holdings, Inc.*	620,646
30,000	GP Strategies Corp.*	505,500
103,328	Great Lakes Dredge & Dock Corp.*	640,633
35,000	Heritage-Crystal Clean, Inc.*	747,250
15,250	HNI Corp.	674,660
18,000	Macquarie Infrastructure Corp.	830,340
32,808	Quanex Building Products Corp.	597,106
10,800	Southwest Airlines Co.	674,460
23,126	SPX Corp.*	770,327

		7,822,947

Shares		Value
Information Technology: 22.2%
8,200	Arrow Electronics, Inc.*	$604,504
200,000	Avid Technology, Inc.*	1,186,000
9,450	CommVault Systems, Inc.*	661,500
16,600	GTT Communications, Inc.*	720,440
132,178	MAM Software Group, Inc.*	1,017,771
26,223	NCR Corp.*	744,995
22,000	Sabre Corp.	573,760
27,100	ViaSat, Inc.*	1,733,045

		7,242,015

Materials: 9.1%
30,000	Axalta Coating Systems Ltd.*	874,800
47,080	Innophos Holdings, Inc.	2,090,352

		2,965,152

Real Estate: 1.8%
18,617	Equity Commonwealth	597,420

TOTAL COMMON STOCKS (Cost $28,920,781)		29,425,015

Principal Amount
SHORT-TERM INVESTMENTS: 10.5%
REPURCHASE AGREEMENTS : 10.5%
$3,443,000	Fixed Income Clearing Corp. 0.42%, 9/28/2018, due 10/01/2018 [collateral: par value $3,625,000, U.S. Treasury Note, 1.750%, due 11/30/2021, value 3,519,026] (proceeds $3,443,121)	3,443,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,443,000)		3,443,000

TOTAL INVESTMENTS (Cost: $32,363,781): 100.6%		32,868,015

Liabilities in Excess of Other Assets: (0.6)%		(209,252)

NET ASSETS: 100.0%		$32,658,763

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$32,363,781

Gross unrealized appreciation	3,388,455
Gross unrealized depreciation	(2,884,221)

Net unrealized appreciation	$504,234

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 25.6%
Communication Services: 4.3%
5,092	Alphabet, Inc. - Class A*	$6,146,451
5,125	Alphabet, Inc. - Class C*(a)	6,116,534
3,170	AT&T, Inc.	106,449
37,826	Baidu, Inc. - ADR*	8,650,050
43,137	CBS Corp. - Class B Non Voting	2,478,221
9,906	CenturyLink, Inc.	210,007
18,223	Charter Communications, Inc. - Class A*	5,938,511
214,154	Comcast Corp. - Class A(a)	7,583,193
30,425	Facebook, Inc. - Class A*(a)	5,003,695
10,591	Kabel Deutschland Holding AG	1,317,218
53,292	Naspers Ltd. - Class N	11,489,085
1,795	NAVER Corp.	1,158,639
6,300	Nexon Co. Ltd.*	82,431
28,720	Tribune Media Co. - Class A	1,103,710
478,805	Twenty-First Century Fox, Inc. - Class A(a)	22,183,036
32,063	Viacom, Inc. - Class B	1,082,447
3,343	Walt Disney Co. (The)	390,930
351,355	WPP Plc	5,157,226

		86,197,833
Consumer Discretionary: 3.2%
341,626	Altaba, Inc.*(a)	23,271,563
1,521	Aptiv Plc	127,612
39,784	Expedia Group, Inc.	5,191,016
155,218	Federal-Mogul Holdings LLC*(b)	1,552,180
5,108	General Motors Co.	171,986
5,960	Hilton Worldwide Holdings, Inc.	481,449
5,863	Home Depot, Inc. (The)	1,214,520
138,622	JD.com, Inc. - ADR*	3,616,648
2,626	McDonald’s Corp.	439,304
27,745	Mohawk Industries, Inc.*	4,865,086
126,829	Porsche Automobil Holding SE - (Preference Shares)	8,550,343
118,370	Regis Corp.*	2,418,299
83,025	Starz Acquisition LLC - Class A*(b)	3,409,007
6,922	Tractor Supply Co.	629,071
12,684	Veoneer, Inc.*	698,508
17	WLRS Fund I LLC*(b)(c)	300,233
154,863	Wyndham Hotels & Resorts, Inc.(a)	8,605,737
		65,542,562
Consumer Staples: 1.5%
7,235	Altria Group, Inc.	436,343
773	Costco Wholesale Corp.	181,562
1,537	Estee Lauder Cos., Inc. (The) - Class A	223,357
177,926	Hain Celestial Group, Inc. (The)*(a)	4,825,353
103,722	Mondelez International, Inc. - Class A	4,455,897
3,874	PepsiCo, Inc.	433,113
296,668	Pinnacle Foods, Inc.(a)	19,227,053
4,908	Procter & Gamble Co. (The)	408,493

Shares		Value
Consumer Staples (continued)
2,121	Walmart, Inc.	$199,183

		30,390,354
Energy: 0.5%
5,570	Anadarko Petroleum Corp.	375,474
10,535	Andeavor	1,617,122
15,796	Canadian Natural Resources Ltd.	515,830
2,277	Chevron Corp.	278,432
998	Diamondback Energy, Inc.	134,920
220	Dommo Energia S.A. - ADR*	7,672
52,840	Encana Corp.	692,732
1,053	Exxon Mobil Corp.	89,526
250,988	Kinder Morgan, Inc.	4,450,017
1,023	Marathon Petroleum Corp.	81,809
8,769	Patterson-UTI Energy, Inc.	150,038
21,083	SandRidge Energy, Inc.*	229,172
799,040	Surgutneftegas PJSC - (Preference Shares)	466,347
1,181	Valero Energy Corp.	134,339
21,289	Whiting Petroleum Corp.*	1,129,169
3,888	Williams Cos., Inc. (The)	105,715
		10,458,314
Financials: 3.9%
134,515	Ally Financial, Inc.(a)	3,557,922
27,902	American Express Co.	2,971,284
215,036	American International Group, Inc.(a)	11,448,517
54,014	Aon Plc(a)	8,306,273
268,695	Bank of America Corp.	7,915,755
5,637	BB&T Corp.	273,620
2,870	Chubb Ltd.	383,547
162,415	CIT Group, Inc.(a)	8,382,238
109,816	Citigroup, Inc.(a)	7,878,200
2,981	Ditech Holding Corp.*	12,759
5,069	Fidelity National Financial, Inc.	199,465
57,930	Groupe Bruxelles Lambert S.A.	6,080,345
348,419	Jefferies Financial Group, Inc.(a)	7,651,281
6,475	JPMorgan Chase & Co.	730,639
69,462	LPL Financial Holdings, Inc.	4,480,993
4,841	PacWest Bancorp	230,674
2,341	PNC Financial Services Group, Inc. (The)	318,821
1,942	Prudential Financial, Inc.	196,763
767,294	Royal Bank of Scotland Group Plc	2,503,873
93,040	Wells Fargo & Co.(a)	4,890,182
		78,413,151
Health Care: 2.3%
36,964	Aetna, Inc.(a)	7,498,147
385,450	Air Methods Corp.*(b)	4,143,588
29,200	Akorn, Inc.*	379,016
5,276	Allergan Plc	1,004,972
47,480	athenahealth, Inc.*	6,343,328
36,201	Bayer AG	3,219,406
4,757	Bristol-Myers Squibb Co.	295,315
2,864	Eli Lilly & Co.	307,336
49,401	Express Scripts Holding Co.*	4,693,589
10,264	Humana, Inc.(a)	3,474,569

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
2,519	Johnson & Johnson	$348,050
915	Laboratory Corp. of America Holdings*	158,917
4,747	Medtronic Plc	466,962
150,890	Mylan N.V.*(a)	5,522,574
184,902	NxStage Medical, Inc.*(a)	5,156,917
239,467	Paratek Pharmaceuticals, Inc.*(a)	2,322,830
3,394	Thermo Fisher Scientific, Inc.	828,408
3,057	UnitedHealth Group, Inc.	813,284
2,852	Zoetis, Inc.	261,129
		47,238,337
Industrials: 3.3%
672	Altra Industrial Motion Corp.	22,144
430,715	Arconic, Inc.(a)	9,480,037
1,062	Boeing Co. (The)	394,958
3,523	CSX Corp.	260,878
1,277	Deere & Co.	191,971
2,829	Delta Air Lines, Inc.	163,601
36,810	Esterline Technologies Corp.*(b)	3,347,870
985	FedEx Corp.	237,178
2,315	Fortive Corp.	194,923
86,241	Herc Holdings, Inc.*	4,415,539
2,842	Honeywell International, Inc.	472,909
41,970	Jardine Strategic Holdings Ltd.	1,523,511
791,770	Meggitt Plc	5,853,732
302,344	Nexeo Solutions, Inc.*(b)	3,703,714
41,557	Nexeo Solutions, Inc. Founders Shares*(b)(c)	509,073
45,597	Nielsen Holdings Plc	1,261,213
29,333	Norfolk Southern Corp.(a)	5,294,606
789	Northrop Grumman Corp.	250,405
47,110	Rush Enterprises, Inc. - Class A(a)	1,851,894
17,500	Sound Holding FP Luxemburg*(b)(c)	552,685
240,248	Trinity Industries, Inc.(a)	8,802,687
70,776	United Technologies Corp.(a)	9,895,193
160,070	USG Corp.(a)	6,932,632
		65,613,353
Information Technology: 2.8%
70,807	Analog Devices, Inc.(a)	6,546,815
4,227	Apple, Inc.	954,203
4,063	Automatic Data Processing, Inc.	612,131
35,401	Broadcom, Inc.	8,734,489
19,012	Cypress Semiconductor Corp.	275,484
68,403	Link Mobility Group ASA*	1,867,016
59,982	Microsoft Corp.	6,860,141
67,033	NETGEAR, Inc.*(a)	4,213,024
161,260	Oracle Corp.	8,314,566
77,885	TE Connectivity Ltd.(a)	6,848,428
9,020	Teradyne, Inc.	333,560
344,062	Travelport Worldwide Ltd.(a)	5,804,326
2,853	Visa, Inc. - Class A	428,207
150,138	Xerox Corp.(a)	4,050,723
		55,843,113

Shares		Value
Materials: 1.8%
18,679	Alcoa Corp.*	$754,631
85,578	Ashland Global Holdings, Inc.(a)	7,176,571
103,717	Axalta Coating Systems Ltd.*(a)	3,024,388
1,428	Celanese Corp. - Series A	162,792
357,443	Cemex SAB de C.V. - ADR*	2,516,399
1,803	DowDuPont, Inc.	115,951
58,048	HeidelbergCement AG	4,542,221
5,464	Huntsman Corp.	148,785
270,003	KapStone Paper & Packaging Corp.	9,155,802
107,544	LafargeHolcim Ltd.*	5,339,455
181,110	Owens-Illinois, Inc.*(a)	3,403,057
2,393	WestRock Co.	127,882
		36,467,934
Real Estate: 1.3%
241,248	CorePoint Lodging, Inc.(a)	4,692,273
584,286	Forest City Realty Trust, Inc. - Class A(a)	14,659,736
96,918	Macerich Co. (The)(a)	5,358,596
79,471	Spirit MTA REIT(a)	915,506
		25,626,111
Utilities: 0.7%
2,773	American Electric Power Co., Inc.	196,550
6,558	Exelon Corp.	286,323
2,838	NextEra Energy, Inc.	475,649
80,014	PG&E Corp.*	3,681,444
125,178	Vectren Corp.(a)	8,948,975
		13,588,941
TOTAL COMMON STOCKS (Cost $458,125,973)		515,380,003

RIGHTS/WARRANTS: 0.0%
18,364	Avaya Holdings Corp. (Expiration date 12/15/22)*(b)	91,820
4,030	Ditech Holding Corp. (Expiration date 01/31/28)*	526
5,079	Ditech Holding Corp. (Expiration date 02/09/28)*	1,371
13,685	Halcon Resources Corp. (Expiration date 09/09/20)*	1,369
TOTAL RIGHTS/WARRANTS (Cost $0)		95,086

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
11,000	4.875%, 12/01/2165(d)	1,193,500

Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(d)	324,346

Financials: 0.0%
	Ditech Holding Corp.
241	0.000%, 02/09/2023(d)	120,500

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCKS (CONTINUED)
Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)(c)	$1,524,688

TOTAL PREFERRED STOCKS (Cost $3,507,654)		3,163,034

EXCHANGE-TRADED FUNDS: 0.7%
15,348	Consumer Discretionary Select Sector SPDR Fund	1,799,092
135,618	Consumer Staples Select Sector SPDR Fund(a)	7,313,879
45,712	Financial Select Sector SPDR Fund	1,260,737
28,754	Industrial Select Sector SPDR Fund	2,254,313
8,787	Invesco QQQ Trust - Series 1	1,632,537
18,052	iShares China Large-Cap ETF	772,987
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,213,432)		15,033,545

Principal Amount^
ASSET-BACKED SECURITIES: 9.7%
	AASET Trust
292,015	Series 2017-1A-A 3.967%, 05/16/2042(e)	$290,744
	AASET US Ltd.
233,810	Series 2018-1A-B 5.437%, 01/16/2038(e)	236,221
	ACC Trust
184,957	Series 2018-1-A 3.700%, 12/21/2020(e)	184,907
	Accelerated Assets LLC
306,218	Series 2018-1-B 4.510%, 12/02/2033(e)	305,315
	AIM Aviation Finance Ltd.
862,707	Series 2015-1A-B15.072%, 02/15/2040(e)(f)	853,593
	AIMCO CLO
500,000	Series 2014-AA-SUB 0.000%, 07/20/2026(e)(g)	252,160
	Ajax Mortgage Loan Trust
297,822	Series 2016-C-A 4.000%, 10/25/2057(e)(f)	299,343
125,399	Series 2017-A-A 3.470%, 04/25/2057(e)(f)	124,898
427,754	Series 2017-B-A 3.163%, 09/25/2056(e)(g)	419,229
	Ally Auto Receivables Trust
1,430,000	Series 2017-4-A3 1.750%, 12/15/2021	1,413,586
	American Express Credit Account Master Trust
1,785,000	Series 2017-6-A 2.040%, 05/15/2023	1,750,180
800,000	Series 2017-8-A 2.278%, 05/16/2022(h) 1 mo. LIBOR + 0.120%	800,426
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(e)	950,370
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(e)	658,938

Principal Amount^		Value
$845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(e)	$890,088
	AmeriCredit Automobile Receivables Trust
162,000	Series 2015-4-D 3.720%, 12/08/2021	162,882
795,000	Series 2018-2-D 4.010%, 07/18/2024	795,353
	Apidos CLO XXI
500,000	Series 2015-21A-ER 10.583%, 07/18/2027(e)(h) 3 mo. USD LIBOR + 8.250%	497,393
	Apidos CLO XXII
500,000	Series 2015-22A-D 8.348%, 10/20/2027(e)(h) 3 mo. USD LIBOR + 6.000%	500,541
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 7.953%, 10/20/2030(e)(h) 3 mo. USD LIBOR + 5.800%	1,000,000
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(e)	92,983
	Atrium XIII
500,000	Series 13A-E 8.397%, 11/21/2030(e)(h) 3 mo. USD LIBOR + 6.050%	503,983
	Atrium XIV LLC
750,000	Series 14A-E 7.960%, 08/23/2030(e)(h) 3 mo. USD LIBOR + 5.650%	752,915
	BA Credit Card Trust
1,940,000	Series 2018-A1-A1 2.700%, 07/17/2023	1,923,534
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 7.820%, 07/20/2029(e)(h) 3 mo. USD LIBOR + 5.750%	1,004,880
	Bayview Opportunity Master Fund IIb Trust
254,195	Series 2018-RN5-A1 3.820%, 04/28/2033(e)(f)	254,184
	Bayview Opportunity Master Fund IIIa Trust
209,108	Series 2017-RN8-A1 3.352%, 11/28/2032(e)(f)	208,645
	Bayview Opportunity Master Fund IV Trust
231,349	Series 2018-RN2-A1 3.598%, 02/25/2033(e)(f)	230,242
	Bayview Opportunity Master Fund IVa Trust
179,105	Series 2018-RN1-A1 3.278%, 01/28/2033(e)(f)	178,963
65,443	Series 2018-RN3-A1 3.672%, 03/28/2033(e)(f)	65,409
	Bayview Opportunity Master Fund IVb Trust
162,656	Series 2017-NPL2-A1 2.981%, 10/28/2032(e)(f)	162,277
	Bayview Opportunity Master Fund Trust
205,000	Series 2018-RN8-A1 4.066%, 09/28/2033(e)(f)	205,000

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Blackbird Capital Aircraft Lease Securitization Ltd.
$313,542	Series 2016-1A-A 4.213%, 12/16/2041(e)(f)	$315,397
291,146	Series 2016-1A-B 5.682%, 12/16/2041(e)(f)	300,133
	BMW Vehicle Owner Trust
644,653	Series 2018-A-A2B 2.286%, 11/25/2020(h) 1 mo. USD LIBOR + 0.070%	644,546
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 8.088%, 10/15/2031(e)(h) 3 mo. USD LIBOR + 5.750%	753,423
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	518,430
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 8.089%, 07/15/2031(e)(h) 3 mo. USD LIBOR + 5.750%	988,449
500,000	Series 2018-1A-E 7.795%, 07/15/2031(e)(h) 3 mo. USD LIBOR + 5.750%	494,140
	Capital One Multi-Asset Execution Trust
1,595,000	Series 2016-A1-A1 2.608%, 02/15/2022(h) 1 mo. LIBOR + 0.450%	1,598,629
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 7.664%, 05/15/2031(e)(h) 3 mo. USD LIBOR + 5.350%	493,434
	CarMax Auto Owner Trust
685,756	Series 2017-4-A2B 2.288%, 04/15/2021(h) 1 mo. USD LIBOR + 0.130%	686,061
425,658	Series 2018-1-A2B 2.308%, 05/17/2021(h) 1 mo. USD LIBOR + 0.150%	425,895
445,000	Series 2018-2-D 3.990%, 04/15/2025	443,002
1,930,000	Series 2018-3-A2B 2.358%, 10/15/2021(h) 1 mo. USD LIBOR + 0.200%	1,930,554
	Castlelake Aircraft Securitization Trust
265,167	Series 2018-1-B 5.300%, 06/15/2043(e)	266,641
4,821,500	Series 2018-1-C 6.625%, 06/15/2043(e)	4,828,848
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(e)	98,590
	Chase Issuance Trust
705,000	Series 2016-A1-A 2.568%, 05/15/2021(h) 1 mo. LIBOR + 0.410%	706,667
955,000	Series 2018-A1-A1 2.358%, 04/17/2023(h) 1 mo. LIBOR + 0.200%	956,814

Principal Amount^		Value
	Chenango Park CLO Ltd.
$500,000	Series 2018-1A-D 8.139%, 04/15/2030(e)(h) 3 mo. USD LIBOR + 5.800%	$503,907
	Chesapeake Funding II LLC
180,000	Series 2017-2A-D 3.710%, 05/15/2029(e)	179,376
636,973	Series 2017-4A-A2 2.498%, 11/15/2029(e)(h) 1 mo. USD LIBOR + 0.340%	638,071
250,000	Series 2018-1A-C 3.570%, 04/15/2030(e)	248,084
640,000	Series 2018-1A-D 3.920%, 04/15/2030(e)	635,224
	CIG Auto Receivables Trust
94,658	Series 2017-1A-A 2.710%, 05/15/2023(e)	94,031
	Citibank Credit Card Issuance Trust
1,470,000	Series 2017-A8-A8 1.860%, 08/07/2022	1,439,690
2,000,000	Series 2018-A1-A1 2.490%, 01/20/2023	1,973,156
	CLUB Credit Trust
118,483	Series 2017-P1-A 2.420%, 09/15/2023(e)	118,185
	Coinstar Funding LLC
4,048,750	Series 2017-1A-A2 5.216%, 04/25/2047(e)	4,100,471
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(e)	487,902
230,000	Series 2016-1-C 4.638%, 06/15/2048(e)(f)	230,895
	Colony American Homes
490,000	Series 2015-1A-E 5.131%, 07/17/2032(e)(h) 1 mo. LIBOR + 3.000%	491,705
860,000	Series 2015-1A-F 5.781%, 07/17/2032(e)(h) 1 mo. LIBOR + 3.650%	865,589
	Colony Starwood Homes Trust
440,000	Series 2016-2A-E 5.508%, 12/17/2033(e)(h) 1 mo. LIBOR + 3.350%	444,421
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.748%, 04/17/2030(e)(h) 3 mo. USD LIBOR + 5.400%	994,779
	CPS Auto Receivables Trust
220,000	Series 2017-D-D 3.730%, 09/15/2023(e)	217,319
105,000	Series 2018-A-C 3.050%, 12/15/2023(e)	103,834
	Credit Acceptance Auto Loan Trust
775,000	Series 2018-2A-C 4.160%, 09/15/2027(e)	775,921
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	316,722
	Diamond Resorts Owner Trust
173,430	Series 2017-1A-C 6.070%, 10/22/2029(e)	169,105

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Diamond Resorts Owner Trust (Continued)
$825,312	Series 2018-1-C 4.530%, 01/21/2031(e)	$821,984
	Discover Card Execution Note Trust
1,585,000	Series 2018-A3-A3 2.388%, 12/15/2023(h) 1 mo. LIBOR + 0.230%	1,587,296
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 7.348%, 04/20/2028(e)(h) 3 mo. USD LIBOR + 5.000%	501,884
	Drive Auto Receivables Trust
975,000	Series 2018-1-D 3.810%, 05/15/2024	971,399
	Driven Brands Funding LLC
234,413	Series 2018-1A-A2 4.739%, 04/20/2048(e)	233,399
	Dryden 40 Senior Loan Fund
1,000,000	Series 2015-40A-ER 8.064%, 08/15/2031(e)(h) 3 mo. USD LIBOR + 5.750%	995,713
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 9.241%, 04/15/2031(e)(h) 3 mo. USD LIBOR + 7.200%	475,889
	DT Auto Owner Trust
98,492	Series 2014-3A-D 4.470%, 11/15/2021(e)	98,710
305,592	Series 2015-2A-D 4.250%, 02/15/2022(e)	307,368
930,000	Series 2016-1A-D 4.660%, 12/15/2022(e)	939,934
830,000	Series 2016-2A-D 5.430%, 11/15/2022(e)	843,080
410,000	Series 2018-2A-D 4.150%, 03/15/2024(e)	409,773
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(e)	864,259
	Fifth Third Auto Trust
190,606	Series 2017-1-A2B 2.308%, 04/15/2020(h) 1 mo. USD LIBOR + 0.150%	190,643
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 7.650%, 07/15/2030(e)(h) 3 mo. USD LIBOR + 5.400%	501,888
	Five Guys Holdings, Inc.
674,900	Series 2017-1A-A2 4.600%, 07/25/2047(e)	673,659
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(e)	307,165
	Ford Credit Auto Owner Trust
997,493	Series 2017-C-A2B 2.278%, 09/15/2020(h) 1 mo. USD LIBOR + 0.120%	998,915
	GCAT LLC
222,995	Series 2017-2-A1 3.500%, 04/25/2047(e)(f)	221,959
15,916	Series 2017-5-A1 3.228%, 07/25/2047(e)(f)	15,900
342,243	Series 2018-1-A1 3.844%, 06/25/2048(e)(f)	341,911

Principal Amount^		Value
$783,619	Series 2018-2-A1 4.090%, 06/26/2023(e)(f)	$784,751
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 8.739%, 10/15/2030(e)(h) 3 mo. USD LIBOR + 6.400%	506,225
	Global Container Assets 2014 Holdings Ltd.
753,984	Series 2014-1-C 6.000%, 01/05/2030(b)(c)(e)	576,421
306,477	Series 2014-1-D 7.500%, 01/05/2030(b)(c)(e)	121,825
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)(e)	0
	Global Container Assets Ltd.
207,218	Series 2015-1A-B 4.500%, 02/05/2030(b)(e)	196,701
	GM Financial Consumer Automobile Receivables Trust
2,146,023	Series 2018-1-A2B 2.248%, 01/19/2021(h) 1 mo. USD LIBOR + 0.090%	2,145,990
1,065,000	Series 2018-3-A2B 3.258%, 07/16/2021(h) 1 mo. USD LIBOR + 0.110%	1,065,252
	GSAA Home Equity Trust
714,401	Series 2006-10-AF5 6.448%, 06/25/2036(f)	346,536
	Harbour Aircraft Investments Ltd.
1,454,215	Series 2017-1-C 8.000%, 11/15/2037(c)	1,473,081
	Harley Marine Financing LLC
990,000	Series 2018-1A-A2 5.682%, 05/15/2043(e)	978,853
	Hertz Vehicle Financing II L.P.
365,000	Series 2017-2A-A 3.290%, 10/25/2023(e)	355,538
	Home Partners of America Trust
340,000	Series 2016-2-E 5.938%, 10/17/2033(e)(h) 1 mo. LIBOR + 3.780%	341,261
580,000	Series 2016-2-F 6.858%, 10/17/2033(e)(h) 1 mo. LIBOR + 4.700%	583,348
	Honda Auto Receivables Owner Trust
440,000	Series 2017-3-A3 1.790%, 09/20/2021	433,830
1,675,000	Series 2018-1I-A3 2.600%, 02/15/2022	1,663,705
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(e)	3,466,351
	Invitation Homes Trust
150,000	Series 2018-SFR1-E 4.158%, 03/17/2037(e)(h) 1 mo. LIBOR + 2.000%	150,884
915,000	Series 2018-SFR2-E 4.158%, 06/17/2037(e)(h) 1 mo. LIBOR + 2.000%	920,862
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.933%, 11/25/2036(f)	1,013,039

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Labrador Aviation Finance Ltd.
$6,270,833	Series 2016-1A-B1 5.682%, 01/15/2042(e)	$6,129,486
	LCM 26 Ltd.
500,000	Series 26A-E 7.648%, 01/20/2031(e)(h) 3 mo. USD LIBOR + 5.300%	494,207
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 8.051%, 07/16/2031(e)(h) 3 mo. USD LIBOR + 5.600%	501,920
	LCM XVII L.P.
1,000,000	Series 17A-ER 8.426%, 10/15/2031(e)(h)(i) -1*3 mo. USD LIBOR + 6.000%	1,000,000
	LCM XX L.P.
500,000	Series 20A-ER 7.789%, 10/20/2027(e)(h)(i) 3 mo. USD LIBOR + 5.450%	500,000
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	2,134,515
789,121	Series 2006-8-3A3 5.226%, 06/25/2036(f)	772,264
	Master Asset-Backed Securities Trust
12,223,168	Series 2006-NC3-A3 2.316%, 10/25/2036(h) 1 mo. USD LIBOR + 0.100%	7,968,658
	Mosaic Solar Loans LLC
2,200,000	Series 2017-2A-B 4.770%, 06/22/2043(e)	2,191,519
	Motor Plc
835,000	Series 2017-1A-A1 2.746%, 09/25/2024(e)(h) 1 mo. USD LIBOR + 0.530%	835,125
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.919%, 10/20/2030(e)(h) -1*3 mo. USD LIBOR + 5.500%	1,000,000
	Nationstar HECM Loan Trust
3,200,000	Series 2018-1A-M4 4.705%, 02/25/2028(e)(g)	3,203,984
	Navistar Financial Dealer Note Master Owner Trust
310,000	Series 2018-1-A 2.798%, 09/25/2023(e)(h) 1 mo. LIBOR + 0.630%	310,394
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-E 7.739%, 01/15/2028(e)(h) 3 mo. USD LIBOR + 5.400%	493,549
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-E 8.916%, 10/17/2027(e)(h) 3 mo. USD LIBOR + 6.580%	1,001,156
1,000,000	Series 2016-23A-ER 8.199%, 10/17/2027(e)(h)(i) -1*3 mo. USD LIBOR + 5.750%	1,000,000

Principal Amount^		Value
	Neuberger Berman Loan Advisers CLO 26 Ltd.
$1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(e)(g)	$830,000
	NextGear Floorplan Master Owner Trust
710,000	Series 2016-1A-A1 3.858%, 04/15/2021(e)(h) 1 mo. LIBOR + 1.700%	715,403
1,940,000	Series 2017-1A-A1 3.008%, 04/18/2022(e)(h) 1 mo. LIBOR + 0.850%	1,950,810
1,210,000	Series 2017-2A-A1 2.838%, 10/17/2022(e)(h) 1 mo. LIBOR + 0.680%	1,216,339
845,000	Series 2018-1A-A1 2.798%, 02/15/2023(e)(h) 1 mo. LIBOR + 0.640%	847,558
	Nissan Auto Lease Trust
881,634	Series 2017-B-A2B 2.368%, 12/16/2019(h) 1 mo. USD LIBOR + 0.210%	882,123
	Nissan Auto Receivables Owner Trust
529,979	Series 2017-B-A2B 2.258%, 05/15/2020(h) 1 mo. USD LIBOR + 0.100%	530,005
1,179,328	Series 2017-C-A2B 2.228%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	1,179,392
1,060,000	Series 2018-A-A3 2.650%, 05/16/2022	1,053,252
945,000	Series 2018-B-A2B 2.258%, 07/15/2021(h) 1 mo. USD LIBOR + 0.100%	944,397
	NRZ Excess Spread-Collateralized Notes
2,565,595	Series 2018-PLS2-D 4.593%, 02/25/2023(e)	2,549,351
	Oak Hill Advisors Residential Loan Trust
316,843	Series 2017-NPL1-A1 3.000%, 06/25/2057(e)(f)	313,053
737,372	Series 2017-NPL2-A1 3.000%, 07/25/2057(e)(f)	727,744
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 10.429%, 07/15/2030(e)(h) 3 mo. USD LIBOR + 8.090%	1,005,731
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 8.086%, 07/17/2030(e)(h) 3 mo. USD LIBOR + 5.750%	1,003,651
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 5.969%, 11/14/2026(e)(h) 3 mo. USD LIBOR + 3.650%	1,002,378
1,000,000	Series 2014-1A-D 8.919%, 11/14/2026(e)(h) 3 mo. USD LIBOR + 6.600%	1,001,321

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	OneMain Financial Issuance Trust
$1,185,000	Series 2015-2A-D 5.640%, 07/18/2025(e)	$1,195,400
675,000	Series 2015-3A-B 4.160%, 11/20/2028(e)	678,432
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(e)	1,020,739
	Ows Structured Asset Trust
98,754	Series 2016-NPL1-A1 3.750%, 07/25/2056(e)(f)	100,107
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 3.341%, 03/25/2035(h) 1 mo. USD LIBOR + 1.125%	8,064,232
	Planet Fitness Master Issuer LLC
865,000	Series 2018-1A-A2I 4.262%, 09/05/2048(e)	865,158
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 4.566%, 04/25/2023(e)(h) 1 mo. USD LIBOR + 2.350%	7,336,500
	Preston Ridge Partners Mortgage LLC
789,214	Series 2017-2A-A1 3.470%, 09/25/2022(e)(f)	785,336
315,000	Series 2017-2A-A2 5.000%, 09/25/2022(e)(f)	312,545
344,645	Series 2017-3A-A1 3.470%, 11/25/2022(e)(g)	343,307
120,000	Series 2017-3A-A2 5.000%, 11/25/2022(e)(g)	117,624
275,000	Series 2018-1A-A2 5.000%, 04/25/2023(e)(g)	270,921
	RCO Mortgage LLC
591,569	Series 2017-1-A1 3.375%, 08/25/2022(e)(f)	589,548
	Rise Ltd.
271,737	Series 2014-1-A 4.750%, 02/15/2039(g)	265,623
	RMAT L.P.
608,070	Series 2018-NPL1-A1 4.090%, 05/25/2048(e)(f)	607,276
	S-Jets Ltd.
1,349,917	Series 2017-1-A 3.967%, 08/15/2042(e)	1,342,614
	Santander Drive Auto Receivables Trust
1,120,000	Series 2018-2-D 3.880%, 02/15/2024	1,111,970
975,000	Series 2018-3-D 4.070%, 08/15/2024	973,206
	Santander Retail Auto Lease Trust
1,099,968	Series 2017-A-A2B 2.435%, 03/20/2020(e)(h) 1 mo. USD LIBOR + 0.270%	1,100,081
	Sapphire Aviation Finance I Ltd.
958,333	Series 2018-1A-B 5.926%, 03/15/2040(e)	980,730
	SCF Equipment Leasing LLC
1,135,000	Series 2018-1A-C 4.210%, 04/20/2027(e)	1,136,717
	Shenton Aircraft Investment I Ltd.
345,339	Series 2015-1A-A 4.750%, 10/15/2042(e)	348,571

Principal Amount^		Value
	SLM Private Credit Student Loan Trust
$433,000	Series 2003-A-A3 4.740%, 06/15/2032(c)(h) 28 day ARS	$432,913
1,084,000	Series 2003-B-A3 4.760%, 03/15/2033(c)(h) 28 day ARS	1,083,783
95,000	Series 2003-B-A4 4.270%, 03/15/2033(c)(h) 28 day ARS	94,981
	SMB Private Education Loan Trust
365,000	Series 2017-B-A2B 2.908%, 10/15/2035(e)(h) 1 mo. USD LIBOR + 0.750%	366,566
	SoFi Consumer Loan Program Trust
620,000	Series 2018-2-A2 3.350%, 04/26/2027(e)	619,105
435,000	Series 2018-2-B 3.790%, 04/26/2027(e)	431,897
	SoFi Professional Loan Program LLC
20,546	Series 2014-B-A1 3.466%, 08/25/2032(e)(h) 1 mo. USD LIBOR + 1.250%	20,731
378,400	Series 2016-A-B 3.570%, 01/26/2038(e)	369,154
133,000	Series 2017-F-R1 0.000%, 01/25/2041(e)	8,283,396
	Soundview Home Loan Trust
6,931,690	Series 2007-OPT3-2A3 2.396%, 08/25/2037(h) 1 mo. USD LIBOR + 0.180%	6,807,001
	Sprite Ltd.
857,758	Series 2017-1-B 5.750%, 12/15/2037(e)	856,672
	Stanwich Mortgage Loan Trust
889,709	Series 2018-NPB1-A1 4.016%, 05/16/2023(e)(f)	888,535
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 7.619%, 01/15/2030(e)(h) 3 mo. USD LIBOR + 5.280%	495,159
	Terwin Mortgage Trust
1,025,401	Series 2006-3-2A2 2.426%, 04/25/2037(e)(h) 1 mo. USD LIBOR + 0.210%	1,012,365
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(e)(g)	993,008
500,000	Series 2018-2A-E 7.861%, 07/15/2030(e)(h) 3 mo. USD LIBOR + 5.750%	500,114
	Thunderbolt Aircraft Lease Ltd.
845,952	Series 2017-A-B 5.750%, 05/17/2032(e)(f)	872,005
	Thunderbolt II Aircraft Lease Ltd.
355,000	Series 2018-A-A 4.147%, 09/15/2038(e)(f)	353,323
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(e)	109,586

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Tidewater Sales Finance Master Trust
$565,000	Series 2017-AA-A 4.550%, 04/15/2021(b)(e)	$564,731
	Toyota Auto Receivables Owner Trust
888,963	Series 2017-C-A2B 2.238%, 07/15/2020(h) 1 mo. USD LIBOR + 0.080%	888,881
1,226,870	Series 2017-D-A2B 2.208%, 08/17/2020(h) 1 mo. USD LIBOR + 0.050%	1,226,570
3,230,000	Series 2018-A-A2B 2.228%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	3,230,179
	Verizon Owner Trust
620,000	Series 2017-3A-A1B 2.435%, 04/20/2022(e)(h) 1 mo. USD LIBOR + 0.270%	620,775
745,000	Series 2018-1A-A1B 2.425%, 09/20/2022(e)(h) 1 mo. USD LIBOR + 0.260%	745,726
	Veros Automobile Receivables Trust
169,046	Series 2017-1-A 2.840%, 04/17/2023(e)	168,433
	Volkswagen Auto Loan Enhanced Trust
1,000,000	Series 2018-1-A2B 2.345%, 07/20/2021(h) 1 mo. USD LIBOR + 0.180%	1,000,508
	VOLT LVI LLC
387,755	Series 2017-NPL3-A1 3.500%, 03/25/2047(e)(f)	386,901
760,000	Series 2017-NPL3-A2 5.875%, 03/25/2047(e)(f)	761,438
	VOLT LXI LLC
119,147	Series 2017-NPL8-A1 3.125%, 06/25/2047(e)(f)	118,453
	VOLT LXIII LLC
319,815	Series 2017-NP10-A1 3.000%, 10/25/2047(e)(f)	317,081
	VOLT LXVIII LLC
557,106	Series 2018-NPL4-A1A 4.336%, 07/27/2048(e)(f)	557,738
	VOLT LXX LLC
560,000	Series 2018-NPL6-A1A 4.115%, 09/25/2048(e)(f)	561,177
	Voya CLO Ltd.
500,000	Series 2018-2A-E 7.624%, 07/15/2031(e)(h) 3 mo. USD LIBOR + 5.250%	493,715
	WAVE Trust
332,245	Series 2017-1A-B 5.682%, 11/15/2042(e)	336,142
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 7.848%, 07/20/2030(e)(h) 3 mo. USD LIBOR + 5.500%	1,003,990
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(e)	204,783

Principal Amount^		Value
$245,000	Series 2018-1A-D 3.410%, 05/15/2023(e)	$243,178
565,000	Series 2018-2A-D 4.000%, 01/16/2024(e)	565,248

TOTAL ASSET-BACKED SECURITIES (Cost $192,780,523)		194,296,266

BANK LOANS: 3.8% (h)
	1011778 B.C. Unlimited Liability Co.
123,121	4.492%, 02/16/2024 1 mo. LIBOR + 2.250%	123,337
	Acrisure LLC
498,741	6.592%, 11/22/2023 3 mo. LIBOR + 4.250%	501,444
	AES Corp.
1,110,622	4.067%, 05/31/2022 3 mo. LIBOR + 1.750%	1,112,355
	Alix Partners LLP
324,177	4.992%, 04/04/2024 1 mo. LIBOR + 2.750%	326,069
	Almonde, Inc.
1,402,677	5.886%, 06/13/2024 3 mo. LIBOR + 3.500%	1,405,307
	Altice US Finance I Corp.
610,959	4.492%, 07/28/2025 1 mo. LIBOR + 2.250%	611,646
	Altra Industrial Motion Corp.
245,000	0.000%, 09/05/2025(j)	245,957
	American Builders & Contractors Supply Co., Inc.
970,076	4.242%, 10/31/2023 1 mo. LIBOR + 2.000%	968,528
	Applied Systems, Inc.
498,741	5.386%, 09/19/2024 3 mo. LIBOR + 3.000%	502,239
	Aramark Services, Inc.
531,618	4.084%, 03/11/2025 3 mo. LIBOR + 1.750%	533,943
	Assured Partners, Inc.
498,747	5.492%, 10/22/2024 1 mo. LIBOR + 3.250%	500,617
	Asurion LLC
498,750	5.242%, 11/03/2024 1 mo. LIBOR + 3.000%	502,842
	Atkore International, Inc.
130,018	5.140%, 12/22/2023 3 mo. LIBOR + 2.750%	130,789
	Auris Luxembourg III S.A.R.L.
190,000	0.000%, 07/20/2025(j)	192,613
	Axalta Coating Systems US Holdings, Inc.
632,016	4.136%, 06/01/2024 3 mo. LIBOR + 1.750%	634,064
	Banff Merger Sub, Inc.
500,000	0.000%, 06/21/2019(j)	505,452
	BBB Industries U.S. Holdings, Inc.
675,000	6.604%, 08/01/2025 1 mo. LIBOR + 4.500%	677,531
	BCP Raptor LLC
612,250	6.480%, 06/24/2024 1 mo. LIBOR + 4.250%	604,343
	Belron Finance US LLC
198,500	4.843%, 11/07/2024 3 mo. LIBOR + 2.500%	199,865

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	BMC Software Finance, Inc.
$ 500,000	0.000%, 10/02/2025(j)	$505,453
	Brookfield WEC Holdings, Inc.
235,000	5.992%, 08/01/2025 1 mo. LIBOR + 3.750%	238,188
	BWAY Holding Co.
1,051,688	5.581%, 04/03/2024 3 mo. LIBOR + 3.250%	1,052,098
	California Resources Corp.
442,000	6.962%, 12/31/2022 1 mo. LIBOR + 4.750%	450,654
	Camelot UK Holdco Ltd.
421,088	5.492%, 10/03/2023 1 mo. LIBOR + 3.250%	421,966
	Capri Finance LLC
500,000	0.000%, 11/01/2024(j)	499,478
	CBS Radio, Inc.
963,102	4.962%, 11/17/2024 1 mo. LIBOR + 2.750%	956,822
	Change Healthcare Holdings LLC
1,129,947	4.992%, 03/01/2024 1 mo. LIBOR + 2.750%	1,134,981
	CHG Healthcare Services, Inc.
500,000	5.306%, 06/07/2023 3 mo. LIBOR + 3.000%	503,673
	Colorado Buyer, Inc.
498,737	5.110%, 05/01/2024 1 mo. LIBOR + 3.000%	500,141
	Concentra, Inc.
500,000	4.860%, 06/01/2022 1 mo. LIBOR + 2.750%	504,063
	Consolidated Energy Finance S.A.
1,167,075	4.633%, 05/07/2025 1 mo. LIBOR + 2.500%	1,165,616
	Coty, Inc.
967,575	4.383%, 04/07/2025 1 mo. LIBOR + 2.250%	959,718
	Crown Americas LLC
74,813	4.163%, 04/03/2025 1 Week LIBOR + 2.000%	75,273
	CSC Holdings LLC
946,910	4.408%, 07/17/2025 1 mo. LIBOR + 2.250%	948,486
	Cvent, Inc.
498,747	5.992%, 11/29/2024 1 mo. LIBOR + 3.750%	499,682
	Dell International LLC
794,063	4.000%, 09/07/2021 1 mo. LIBOR + 1.750%	795,269
	Ditech Holding Corp.
177,694	8.242%, 06/30/2022 1 mo. LIBOR + 6.000%	168,329
	Donnelley Financial Solutions, Inc.
112,107	5.242%, 10/02/2023 1 mo. LIBOR + 3.000%	112,457
	Edelman Financial Center LLC
230,000	5.592%, 07/21/2025 3 mo. LIBOR + 3.250%	232,348
	Energizer Holdings, Inc.
130,000	0.000%, 06/20/2025(j)	130,732
	Engility Corp.
326,096	4.992%, 08/12/2023 1 mo. LIBOR + 2.750%	327,522
	Engineered Machinery Holdings, Inc.
276,863	5.636%, 07/19/2024 3 mo. LIBOR + 3.250%	273,979

Principal Amount^		Value
	Envision Healthcare Corp.
$ 395,000	0.000%, 09/26/2025(j)	$393,086
	Equian LLC
498,737	5.462%, 05/20/2024 1 mo. LIBOR + 3.250%	501,777
	Equinox Holdings, Inc.
498,741	5.242%, 03/08/2024 1 mo. LIBOR + 3.000%	501,671
	ExGen Renewables IV LLC
500,000	5.320%, 11/28/2024 3 mo. LIBOR + 3.000%	505,000
	Filtration Group Corp.
498,747	5.242%, 03/29/2025 1 mo. LIBOR + 3.000%	502,844
	Financial & Risk US Holdings, Inc.
315,000	0.000%, 10/01/2025(j)	314,672
	First Data Corp.
879,200	4.212%, 07/08/2022 1 mo. LIBOR + 2.000%	881,548
	Flexential Intermediate Corp.
498,741	5.886%, 08/01/2024 3 mo. LIBOR + 3.500%	494,895
	FrontDoor, Inc.
80,000	4.750%, 08/14/2025 1 mo. LIBOR + 2.500%	80,650
	Garda World Security Corp.
498,737	5.826%, 05/24/2024 3 mo. LIBOR + 2.500%	501,438
	Gates Global LLC
1,148,741	4.992%, 04/01/2024 1 mo. LIBOR + 2.750%	1,157,178
	Gavilan Resources LLC
1,025,000	8.165%, 03/01/2024 1 mo. LIBOR + 6.000%	970,337
	Gentiva Health Services, Inc.
500,000	6.000%, 07/02/2025 1 mo. LIBOR + 3.750%	506,562
	GFL Environmental, Inc.
326,762	5.136%, 05/30/2025 3 mo. LIBOR + 2.750%	327,579
	GrafTech Finance, Inc.
1,459,525	5.742%, 02/12/2025 1 mo. LIBOR + 3.500%	1,471,384
	Greeneden U.S. Holdings II LLC
498,744	5.742%, 12/01/2023 1 mo. LIBOR + 3.500%	501,986
	Grizzly Acquisitions, Inc.
170,000	0.000%, 09/21/2025(j)	170,850
	GTCR Valor Cos., Inc.
493,625	5.636%, 06/16/2023 3 mo. LIBOR + 3.250%	496,885
	GTT Communications, Inc.
566,500	4.990%, 05/31/2025 1 mo. LIBOR + 2.750%	562,685
	Hamilton Holdco LLC
966,375	4.340%, 07/02/2025 3 mo. LIBOR + 2.000%	969,700
	Hanesbrands, Inc.
307,675	3.992%, 12/15/2024 1 mo. LIBOR + 1.750%	309,792
	Harbor Freight Tools USA, Inc.
364,706	4.742%, 08/18/2023 1 mo. LIBOR + 2.500%	365,408
	Hayward Industries, Inc.
493,741	5.742%, 08/05/2024 1 mo. LIBOR + 3.500%	497,444

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Hub International Ltd.
$578,550	5.335%, 04/25/2025 3 mo. LIBOR + 3.000%	$580,424
	Hyland Software, Inc.
498,734	5.492%, 07/01/2022 1 mo. LIBOR + 3.250%	502,717
	Hyperion Insurance Group Ltd.
379,437	5.750%, 12/20/2024 1 mo. LIBOR + 3.500%	382,363
	Informatica LLC
498,740	0.000%, 08/05/2022(j)	503,259
	IQVIA, Inc.
306,900	4.386%, 01/17/2025 3 mo. LIBOR + 2.000%	308,436
942,638	4.136%, 06/07/2025 3 mo. LIBOR + 1.750%	943,425
	IRB Holding Corp.
328,350	5.460%, 02/05/2025 2 mo. LIBOR + 3.250%	329,173
	Iron Mountain, Inc.
965,150	3.992%, 01/02/2026 1 mo. LIBOR + 1.750%	957,004
	J.C. Penney Corp., Inc.
104,309	0.000%, 06/23/2023(j)	96,121
	Jaguar Holding Co. II
498,711	4.742%, 08/18/2022 1 mo. LIBOR + 2.500%	499,704
	JBS USA LLC
1,261,355	4.844%, 10/30/2022 3 mo. LIBOR + 2.500%	1,265,997
	Kronos, Inc.
498,747	0.000%, 11/01/2023(j)	501,834
	Lamar Media Corp.
179,550	3.938%, 03/14/2025 1 mo. LIBOR + 1.750%	180,598
	LTF Merger Sub, Inc.
498,741	5.063%, 06/10/2022 3 mo. LIBOR + 2.750%	501,576
	MA FinanceCo. LLC
126,466	4.742%, 06/21/2024 1 mo. LIBOR + 2.500%	126,282
	Marriott Ownership Resorts, Inc.
225,000	4.492%, 08/29/2025 1 mo. LIBOR + 2.250%	227,250
	Microchip Technology, Inc.
446,390	4.250%, 05/29/2025 1 mo. LIBOR + 2.000%	447,180
	Milacron LLC
485,916	4.742%, 09/28/2023 1 mo. LIBOR + 2.500%	486,980
	MLN US HoldCo LLC
520,000	0.000%, 07/11/2025(j)	526,014
	MPH Acquisition Holdings LLC
481,164	0.000%, 06/07/2023(j)	482,723
	Murray Energy Corp.
797,900	11.104%, 02/12/2021(b)(c) 1 mo. LIBOR + 9.000%	797,900
	National Vision, Inc.
498,741	4.742%, 11/20/2024 1 mo. LIBOR + 2.500%	503,262
	NCI Building Systems, Inc.
174,125	4.242%, 02/07/2025 1 mo. LIBOR + 2.000%	174,452

Principal Amount^		Value
	NeuStar, Inc.
$460,350	5.742%, 08/08/2024 1 mo. LIBOR + 3.500%	$461,830
	ON Assignment, Inc.
181,910	4.242%, 04/02/2025 1 mo. LIBOR + 2.000%	182,762
	Pike Corp.
485,860	5.750%, 03/23/2025 1 mo. LIBOR + 3.500%	490,475
	Plantronics, Inc.
1,471,005	4.742%, 07/02/2025 1 mo. LIBOR + 2.500%	1,477,904
	Plaskolite, Inc.
507,450	5.742%, 11/03/2022 1 mo. LIBOR + 3.500%	508,719
	PODS LLC
498,741	4.883%, 12/06/2024 1 mo. LIBOR + 2.750%	500,534
	Post Holdings, Inc.
957,702	4.220%, 05/24/2024 1 mo. LIBOR + 2.000%	959,239
	Presidio, Inc.
909,078	5.086%, 02/02/2024 3 mo. LIBOR + 2.750%	912,678
	Prime Security Services Borrower LLC
498,737	4.992%, 05/02/2022 1 mo. LIBOR + 2.750%	501,620
	Project Alpha Intermediate Holding, Inc.
498,737	5.990%, 04/26/2024 6 mo. LIBOR + 3.500%	499,466
	Quikrete Holdings, Inc.
649,038	4.992%, 11/15/2023 1 mo. LIBOR + 2.750%	651,271
	Rackspace Hosting, Inc.
376,914	5.348%, 11/03/2023 3 mo. LIBOR + 3.000%	372,615
	Seattle Spinco, Inc.
854,054	4.742%, 06/21/2024 1 mo. LIBOR + 2.500%	852,811
	Securus Technologies Holdings, Inc.
498,744	6.742%, 11/01/2024 1 mo. LIBOR + 4.500%	500,739
	Sedgwick Claims Management Services, Inc.
845,584	4.992%, 03/01/2021 1 mo. LIBOR + 2.750%	846,975
	Select Medical Corp.
498,734	4.901%, 03/01/2021 1 mo. LIBOR + 2.750%	502,786
	Sirius Computer Solutions, Inc.
454,803	6.492%, 10/30/2022 1 mo. LIBOR + 4.250%	458,215
	Solera LLC
498,721	4.992%, 03/03/2023 1 mo. LIBOR + 2.750%	500,360
	Sophia L.P.
498,714	5.636%, 09/30/2022 3 mo. LIBOR + 3.250%	501,469
	Sprint Communications, Inc.
906,200	4.750%, 02/02/2024 1 mo. LIBOR + 2.500%	909,598
	SS&C Technologies, Inc.
514,167	0.000%, 04/16/2025(j)	515,170

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Starfruit Finco B.V.
$390,000	0.000%, 09/20/2025(j)	$392,112
	Surgery Center Holdings, Inc.
384,651	5.570%, 09/02/2024 3 mo. LIBOR + 3.250%	385,251
	Telenet Financing USD LLC
540,000	4.408%, 08/15/2026 3 mo. LIBOR + 2.250%	538,439
	Trans Union LLC
259,350	4.242%, 06/19/2025 1 mo. LIBOR + 2.000%	260,457
	TransDigm, Inc.
1,162,735	4.742%, 06/09/2023 1 mo. LIBOR + 2.500%	1,168,310
143,193	4.742%, 08/22/2024 1 mo. LIBOR + 2.500%	143,787
226,700	4.742%, 05/30/2025 1 mo. LIBOR + 2.500%	227,605
	Travel Leaders Group LLC
129,675	6.158%, 01/25/2024 1 mo. LIBOR + 4.000%	131,377
	Truck Hero, Inc.
977,711	5.962%, 04/21/2024 1 mo. LIBOR + 3.750%	981,837
	U.S. Silica Co.
970,125	6.250%, 05/01/2025 1 mo. LIBOR + 4.000%	951,630
	Uber Technologies
1,114,411	5.648%, 07/13/2023 1 mo. LIBOR + 3.500%	1,119,983
563,588	6.120%, 04/04/2025 1 mo. LIBOR + 4.000%	568,079
	Unitymedia Finance LLC
1,130,000	4.408%, 09/30/2025 1 mo. LIBOR + 2.250%	1,132,333
	Unitymedia Hessen GmbH & Co. KG
530,000	4.158%, 06/01/2023 1 mo. LIBOR + 2.000%	531,028
	UPC Financing Partnership
366,043	4.658%, 01/15/2026 1 mo. LIBOR + 2.500%	366,204
	USI, Inc.
1,091,366	5.386%, 05/16/2024 3 mo. LIBOR + 3.000%	1,093,140
	Verifone Systems, Inc.
275,000	6.322%, 08/20/2025 3 mo. LIBOR + 4.000%	277,097
	Verscend Holding Corp.
275,000	6.742%, 08/27/2025 1 mo. LIBOR + 4.500%	277,808
	Vertafore, Inc.
500,000	5.492%, 07/02/2025 1 mo. LIBOR + 3.250%	502,723
	Virgin Media Bristol LLC
1,155,000	4.658%, 01/15/2026 1 mo. LIBOR + 2.500%	1,158,217
	Vistra Energy Corp.
902,114	4.181%, 12/31/2025 1 mo. LIBOR + 2.000%	904,202
	Web.com Group, Inc.
190,000	0.000%, 09/14/2025(j)	191,425
	WR Grace & Co.
231,633	4.136%, 04/03/2025 3 mo. LIBOR + 1.750%	232,864
397,085	4.136%, 04/03/2025 3 mo. LIBOR + 1.750%	399,195

Principal Amount^		Value
	Wyndham Hotels & Resorts, Inc.
$270,000	3.992%, 05/30/2025 1 mo. LIBOR + 1.750%	$271,069
	Ziggo Secured Finance Partnership
1,266,371	4.658%, 04/15/2025 1 mo. LIBOR + 2.500%	1,245,001

TOTAL BANK LOANS (Cost $75,391,972)		75,604,323

CONVERTIBLE BONDS: 1.0%
Communications: 0.2%
	DISH Network Corp.
1,480,000	2.375%, 03/15/2024	1,317,324
1,360,000	3.375%, 08/15/2026	1,300,522
	Finisar Corp.
1,075,000	0.500%, 12/15/2036	987,434
	GCI Liberty, Inc.
380,000	1.750%, 09/30/2046(e)	419,538
	Liberty Media Corp.
160,000	2.250%, 09/30/2046	87,904

		4,112,722

Consumer, Cyclical: 0.0%
	Navistar International Corp.
302,000	4.500%, 10/15/2018	302,181

Consumer, Non-cyclical: 0.2%
	BioMarin Pharmaceutical, Inc.
285,000	1.500%, 10/15/2020	343,312
2,330,000	0.599%, 08/01/2024	2,489,027
	Flexion Therapeutics, Inc.
195,000	3.375%, 05/01/2024	197,873
	Horizon Pharma Investment Ltd.
465,000	2.500%, 03/15/2022	469,489
	Ionis Pharmaceuticals, Inc.
930,000	1.000%, 11/15/2021	978,825

		4,478,526

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	131,851

Energy: 0.1%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026	435,708
	Nabors Industries, Inc.
615,000	0.750%, 01/15/2024	482,157
	SM Energy Co.
140,000	1.500%, 07/01/2021	153,943
	Whiting Petroleum Corp.
230,000	1.250%, 04/01/2020	221,157

		1,292,965

Financial: 0.1%
	iStar, Inc.
1,010,000	3.125%, 09/15/2022(e)	984,382

Industrial: 0.4%
	Arconic, Inc.
5,265,000	1.625%, 10/15/2019	5,380,251
	Greenbrier Cos., Inc. (The)
255,000	2.875%, 02/01/2024	302,823
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	2,215,605

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Industrial (continued)
	Tutor Perini Corp.
$305,000	2.875%, 06/15/2021	$311,863

		8,210,542

Technology: 0.0%
	Rovi Corp.
225,000	0.500%, 03/01/2020	214,646
	Verint Systems, Inc.
370,000	1.500%, 06/01/2021	382,923

		597,569

TOTAL CONVERTIBLE BONDS (Cost $20,123,719)		20,110,738

CORPORATE BONDS: 26.4%
Basic Materials: 1.8%
	Ashland LLC
5,785,000	4.750%, 08/15/2022	5,860,494
	Cleveland-Cliffs, Inc.
5,950,000	5.750%, 03/01/2025	5,808,687
	Glencore Finance Canada Ltd.
200,000	4.250%, 10/25/2022(e)	201,594
	Glencore Funding LLC
100,000	2.875%, 04/16/2020(e)	98,754
	Hexion, Inc.
3,719,000	6.625%, 04/15/2020	3,505,157
	Hexion, Inc./Hexion Nova Scotia Finance ULC
1,637,000	9.000%, 11/15/2020	1,354,618
	Kaiser Aluminum Corp.
2,146,000	5.875%, 05/15/2024	2,199,006
	Mercer International, Inc.
1,000,000	5.500%, 01/15/2026	982,500
	Platform Specialty Products Corp.
6,178,000	6.500%, 02/01/2022(e)	6,309,282
4,875,000	5.875%, 12/01/2025(e)	4,834,879
	PolyOne Corp.
3,346,000	5.250%, 03/15/2023	3,479,940
	Resolute Forest Products, Inc.
2,000,000	5.875%, 05/15/2023	2,055,000
	Versum Materials, Inc.
235,000	5.500%, 09/30/2024(e)	240,288

		36,930,199

Communications: 3.0%
	CenturyLink, Inc.
5,746,000	5.800%, 03/15/2022	5,875,285
	Clear Channel Worldwide Holdings, Inc.
4,740,000	7.625%, 03/15/2020	4,769,625
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	355,295
	GTT Communications, Inc.
395,000	7.875%, 12/31/2024(e)	386,606
	iHeartCommunications, Inc.
2,515,000	9.000%, 12/15/2019(k)	1,905,113
	Intelsat Jackson Holdings S.A.
6,250,000	9.750%, 07/15/2025(e)	6,632,812
	Iridium Communications, Inc.
2,330,000	10.250%, 04/15/2023(e)	2,552,049

Principal Amount^		Value
Communications (continued)
	Match Group, Inc.
$5,290,000	5.000%, 12/15/2027(e)	$5,290,529
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/19/2021(d)(e)	528,577
	Netflix, Inc.
5,703,000	4.375%, 11/15/2026	5,362,531
2,150,000	4.875%, 04/15/2028(e)	2,023,688
	Quebecor Media, Inc.
6,490,000	5.750%, 01/15/2023	6,709,037
	Qwest Capital Funding, Inc.
1,217,000	6.875%, 07/15/2028	1,134,609
	Sirius XM Radio, Inc.
4,908,000	5.000%, 08/01/2027(e)	4,747,067
	VeriSign, Inc.
7,740,000	4.750%, 07/15/2027	7,573,203
	Verizon Communications, Inc.
1,500,000	4.125%, 03/16/2027	1,509,510
	ViaSat, Inc.
2,210,000	5.625%, 09/15/2025(e)	2,100,163
	Zayo Group LLC/Zayo Capital, Inc.
440,000	6.375%, 05/15/2025	458,269

		59,913,968

Consumer, Cyclical: 3.3%
	Alimentation Couche-Tard, Inc.
845,000	2.834%, 12/13/2019(e)(h) 3 mo. USD LIBOR + 0.500%	845,224
	Allison Transmission, Inc.
7,180,000	4.750%, 10/01/2027(e)	6,794,075
	American Honda Finance Corp.
1,940,000	2.594%, 06/16/2020(h) 3 mo. USD LIBOR + 0.260%	1,944,018
	BMW US Capital LLC
1,870,000	2.747%, 04/12/2021(e)(h) 3 mo. USD LIBOR + 0.410%	1,876,868
	Churchill Downs, Inc.
3,850,000	4.750%, 01/15/2028(e)	3,619,000
	Cinemark USA, Inc.
2,000,000	4.875%, 06/01/2023	1,977,500
	Daimler Finance North America LLC
965,000	3.100%, 05/04/2020(e)	962,291
	FirstCash, Inc.
1,500,000	5.375%, 06/01/2024(e)	1,515,000
	GameStop Corp.
9,722,000	6.750%, 03/15/2021(e)	9,979,633
	General Motors Financial Co., Inc.
1,110,000	3.189%, 04/09/2021(h) 3 mo. USD LIBOR + 0.850%	1,114,644
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
2,866,000	6.125%, 12/01/2024	2,934,067
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
1,186,000	4.625%, 04/01/2025	1,157,833
	KAR Auction Services, Inc.
5,794,000	5.125%, 06/01/2025(e)	5,634,665
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5,292,000	4.750%, 06/01/2027(e)	5,100,165

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Latam Airlines 2015-1 Pass Through Trust
$1,893,969	4.500%, 11/15/2023	$1,841,885
	Nissan Motor Acceptance Corp.
1,960,000	2.854%, 03/15/2021(e)(h) 3 mo. USD LIBOR + 0.520%	1,964,331
960,000	3.650%, 09/21/2021(e)	962,830
	Six Flags Entertainment Corp.
3,900,000	5.500%, 04/15/2027(e)	3,870,750
	Toyota Motor Credit Corp.
3,880,000	2.431%, 01/10/2020(h) 3 mo. USD LIBOR + 0.100%	3,885,536
3,880,000	2.617%, 04/13/2021(h) 3 mo. USD LIBOR + 0.280%	3,886,415
	United Continental Holdings, Inc.
3,100,000	4.250%, 10/01/2022	3,072,875
	Walmart, Inc.
1,940,000	2.596%, 06/23/2021(h) 3 mo. USD LIBOR + 0.230%	1,950,504

		66,890,109

Consumer, Non-cyclical: 5.7%
	Avaya, Inc.
18,436,000	7.000%, 04/01/2019(c)(e)(k)	0
4,906,000	10.500%, 03/01/2021(c)(e)(k)	0
	Bausch Health Cos., Inc.
4,220,000	9.250%, 04/01/2026(e)	4,562,875
	BRF GmbH
215,000	4.350%, 09/29/2026(e)	183,718
	Campbell Soup Co.
985,000	2.834%, 03/16/2020(h) 3 mo. USD LIBOR + 0.500%	984,039
	Cimpress N.V.
1,000,000	7.000%, 06/15/2026(e)	1,021,130
	CVS Health Corp.
1,970,000	2.957%, 03/09/2020(h) 3 mo. USD LIBOR + 0.630%	1,980,560
1,970,000	3.047%, 03/09/2021(h) 3 mo. USD LIBOR + 0.720%	1,986,166
	DaVita, Inc.
1,350,000	5.000%, 05/01/2025	1,294,313
	Diageo Capital Plc
590,000	3.000%, 05/18/2020	589,205
	DJO Finance LLC/DJO Finance Corp.
3,492,000	8.125%, 06/15/2021(e)	3,583,665
	Encompass Health Corp.
2,000,000	5.750%, 11/01/2024	2,022,500
4,008,000	5.750%, 09/15/2025	4,058,100
	Endo Dac/Endo Finance LLC/Endo Finco, Inc.
8,130,000	6.000%, 07/15/2023(e)	7,256,025
	Envision Healthcare Corp.
351,000	6.250%, 12/01/2024(e)	379,080
	Gartner, Inc.
2,500,000	5.125%, 04/01/2025(e)	2,523,525
	Gilead Sciences, Inc.
1,655,000	2.558%, 03/20/2019(h) 3 mo. USD LIBOR + 0.220%	1,656,290
1,655,000	2.588%, 09/20/2019(h) 3 mo. USD LIBOR + 0.250%	1,657,203

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Great Lakes Dredge & Dock Corp.
$1,113,000	8.000%, 05/15/2022	$1,146,390
	HCA, Inc.
6,250,000	5.625%, 09/01/2028	6,296,875
	Lamb Weston Holdings, Inc.
4,550,000	4.625%, 11/01/2024(e)	4,464,687
3,000,000	4.875%, 11/01/2026(e)	2,951,250
	LifePoint Health, Inc.
11,940,000	5.375%, 05/01/2024	12,462,375
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC
5,915,000	5.500%, 04/15/2025(e)	4,983,387
	MARB BondCo Plc
1,030,000	6.875%, 01/19/2025(e)	961,119
	Molina Healthcare, Inc.
3,000,000	4.875%, 06/15/2025(e)	2,962,500
	Nielsen Co. Luxembourg S.A.R.L. (The)
5,524,000	5.500%, 10/01/2021(e)	5,565,430
	Pfizer, Inc.
1,925,000	3.000%, 09/15/2021	1,925,383
	Post Holdings, Inc.
3,115,000	5.500%, 03/01/2025(e)	3,103,319
3,000,000	5.750%, 03/01/2027(e)	2,951,250
1,400,000	5.625%, 01/15/2028(e)	1,351,000
	Rent-A-Center, Inc.
7,622,000	6.625%, 11/15/2020	7,641,055
	Revlon Consumer Products Corp.
1,120,000	6.250%, 08/01/2024	685,300
	Ritchie Bros Auctioneers, Inc.
2,470,000	5.375%, 01/15/2025(e)	2,482,350
	Service Corp. International
3,800,000	4.625%, 12/15/2027	3,656,778
	SUPERVALU, Inc.
3,870,000	7.750%, 11/15/2022	4,039,313
	Teleflex, Inc.
2,488,000	4.875%, 06/01/2026	2,475,560
	Universal Hospital Services, Inc.
6,493,000	7.625%, 08/15/2020	6,509,232

		114,352,947

Energy: 3.5%
	Aker BP ASA
5,000,000	5.875%, 03/31/2025(e)	5,181,250
	Andeavor Logistics L.P./Tesoro Logistics Finance Corp.
1,500,000	4.250%, 12/01/2027	1,468,387
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
4,986,000	5.375%, 09/15/2024	5,042,092
	Bellatrix Exploration Ltd.
1,840,000	8.500%, 05/15/2020(b)(e)	1,136,200
	California Resources Corp.
23,000	5.000%, 01/15/2020	22,080
92,000	5.500%, 09/15/2021	83,720
1,192,000	8.000%, 12/15/2022(e)	1,141,340
23,000	6.000%, 11/15/2024	19,780
	Callon Petroleum Co.
400,000	6.125%, 10/01/2024	409,000
	Calumet Specialty Products Partners L.P./Calumet Finance Corp.
539,000	7.750%, 04/15/2023	541,695
	CNX Resources Corp.
4,100,000	5.875%, 04/15/2022	4,111,480

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Continental Resources, Inc.
$4,630,000	4.500%, 04/15/2023	$4,716,059
	Eclipse Resources Corp.
985,000	8.875%, 07/15/2023	1,007,162
	Ensco Plc
1,500,000	7.750%, 02/01/2026	1,494,375
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,000,000	6.500%, 10/01/2025	1,945,000
1,000,000	6.250%, 05/15/2026	955,000
	Gran Tierra Energy International Holdings Ltd.
1,050,000	6.250%, 02/15/2025(e)	1,030,890
	Jagged Peak Energy LLC
980,000	5.875%, 05/01/2026(e)	977,550
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(e)	418,950
	MEG Energy Corp.
900,000	6.375%, 01/30/2023(e)	823,500
	Noble Holding International Ltd.
3,450,000	7.875%, 02/01/2026(e)	3,592,312
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(b)(e)(k)	16
	Parkland Fuel Corp.
2,235,000	6.000%, 04/01/2026(e)	2,246,175
	PBF Holding Co. LLC/PBF Finance Corp.
5,050,000	7.250%, 06/15/2025	5,315,125
	Petrobras Global Finance B.V.
315,000	5.999%, 01/27/2028	291,218
2,625,000	5.750%, 02/01/2029	2,347,669
1,345,000	5.625%, 05/20/2043	1,094,494
	Plains All American Pipeline L.P./PAA Finance Corp.
3,000,000	4.500%, 12/15/2026	3,002,044
	Rowan Cos., Inc.
2,950,000	4.750%, 01/15/2024	2,647,625
	SM Energy Co.
1,000,000	6.625%, 01/15/2027	1,035,000
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	377,539
	Transportadora de Gas del Sur S.A.
665,000	6.750%, 05/02/2025(e)	641,725
	Trinidad Drilling Ltd.
2,263,000	6.625%, 02/15/2025(e)	2,251,685
	Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.
1,010,000	8.750%, 04/15/2023(e)	989,800
955,000	9.750%, 04/15/2023(e)	955,000
	Whiting Petroleum Corp.
3,355,000	6.625%, 01/15/2026	3,501,781
	WPX Energy, Inc.
5,867,000	6.000%, 01/15/2022	6,109,014
	YPF S.A.
780,000	36.750%, 07/07/2020(e)(h) BADLARPP + 4.000%	339,183
840,000	6.950%, 07/21/2027(e)	737,898

		70,000,813

Principal Amount^		Value
Financial: 4.3%
	Abe Investment Holdings, Inc./Getty Images, Inc.
$ 1,489,000	10.500%, 10/16/2020(e)	$1,549,491
	AIA Group Ltd.
765,000	2.858%, 09/20/2021(e)(h) 3 mo. USD LIBOR + 0.520%	766,714
	American Equity Investment Life Holding Co.
2,950,000	5.000%, 06/15/2027	2,863,964
	Banco Hipotecario S.A.
12,745,000 (ARS)	36.333%, 01/12/2020(e)(h) BADLARPP + 2.500%	286,335
12,020,000 (ARS)	46.750%, 11/07/2022(e)(h) BADLARPP + 4.000%	243,252
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(e)	117,218
	Banco Supervielle S.A.
15,000,000 (ARS)	39.125%, 08/09/2020(e)(h) BADLARPP + 4.500%	355,256
	Bank of America N.A.
3,840,000	2.561%, 08/28/2020(h) 3 mo. USD LIBOR + 0.250%	3,842,294
	Citibank N.A.
3,290,000	2.597%, 09/18/2019(h) 3 mo. USD LIBOR + 0.260%	3,295,901
1,930,000	3.050%, 05/01/2020	1,929,406
1,975,000	2.688%, 02/12/2021(h) 3 mo. USD LIBOR + 0.350%	1,976,281
	Citigroup, Inc.
1,855,000	3.121%, 01/10/2020(h) 3 mo. USD LIBOR + 0.790%	1,868,218
	Compass Group Diversified Holdings LLC
500,000	8.000%, 05/01/2026(e)	517,500
	Credit Acceptance Corp.
2,125,000	7.375%, 03/15/2023	2,231,250
	Deutsche Bank AG
1,010,000	4.875%, 12/01/2032(g) 3 mo. USD LIBOR + 2.553%	898,698
	Ditech Holding Corp.
607,147	9.000%, 12/31/2024(l) PIK rate 9.000%	488,753
	Enova International, Inc.
1,120,000	8.500%, 09/01/2024(e)	1,128,400
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(e)	2,329,360
	goeasy Ltd.
3,545,000	7.875%, 11/01/2022(e)	3,700,094
	Hall of Fame
387,300	10.822%, 03/20/2019(b)(c)(g)	387,300
	Howard Hughes Corp. (The)
6,940,000	5.375%, 03/15/2025(e)	6,905,300
	HSBC Holdings Plc
1,910,000	2.984%, 09/11/2021(h) 3 mo. USD LIBOR + 0.650%	1,912,971
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6,380,000	6.250%, 02/01/2022	6,555,450
445,000	6.375%, 12/15/2025	447,781
	iStar, Inc.
3,509,000	6.000%, 04/01/2022	3,544,090

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	iStar, Inc. (Continued)
$3,950,000	5.250%, 09/15/2022	$3,900,625
	JPMorgan Chase & Co.
2,260,000	3.001%, 06/01/2021(h) 3 mo. USD LIBOR + 0.680%	2,273,426
	JPMorgan Chase Bank N.A.
1,975,000	2.588%, 02/13/2020(h) 3 mo. USD LIBOR + 0.250%	1,976,176
3,840,000	2.545%, 09/01/2020(h) 3 mo. USD LIBOR + 0.230%	3,846,754
1,880,000	2.675%, 04/26/2021(h) 3 mo. USD LIBOR + 0.340%	1,882,133
	Kennedy-Wilson, Inc.
1,440,000	5.875%, 04/01/2024	1,425,600
	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
2,320,000	5.625%, 05/01/2024	2,386,700
	Mitsubishi UFJ Financial Group, Inc.
1,935,000	2.985%, 07/26/2021(h) 3 mo. USD LIBOR + 0.650%	1,944,080
1,935,000	3.535%, 07/26/2021	1,937,283
	MPT Operating Partnership L.P./MPT Finance Corp.
650,000	5.000%, 10/15/2027	628,062
	Muse Residences
468,760	11.750%, 02/05/2019(b)(c)	468,760
	SLS Hotel
138,726	9.750%, 11/20/2018(b)(c)	138,726
	Standard Chartered Plc
955,000	3.558%, 01/20/2023(e)(h) 3 mo. USD LIBOR + 1.150%	957,502
955,000	4.247%, 01/20/2023(e)(g) 3 mo. USD LIBOR + 1.150%	957,808
	Starwood Property Trust, Inc.
7,300,000	5.000%, 12/15/2021	7,373,000
	Sumitomo Mitsui Banking Corp.
1,960,000	2.686%, 01/17/2020(h) 3 mo. USD LIBOR + 0.350%	1,963,928
	USAA Capital Corp.
1,940,000	3.000%, 07/01/2020(e)	1,932,345

		86,134,185

Industrial: 2.8%
	3M Co.
500,000	3.000%, 09/14/2021	499,360
	Ball Corp.
1,690,000	4.875%, 03/15/2026	1,693,397
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(e)	384,071
6,360,000	8.750%, 12/01/2021(e)	7,047,516
100,000	5.750%, 03/15/2022(e)	101,063
100,000	6.000%, 10/15/2022(e)	100,754
700,000	6.125%, 01/15/2023(e)	706,563
1,378,000	7.500%, 03/15/2025(e)	1,427,953
	Caterpillar Financial Services Corp.
1,955,000	2.494%, 05/15/2020(h) 3 mo. USD LIBOR + 0.180%	1,957,666
1,650,000	2.611%, 09/04/2020(h) 3 mo. USD LIBOR + 0.290%	1,654,896
985,000	2.564%, 03/15/2021(h) 3 mo. USD LIBOR + 0.230%	986,960

Principal Amount^		Value
Industrial (continued)
$ 680,000	3.150%, 09/07/2021	$679,483
	Covanta Holding Corp.
1,628,000	5.875%, 07/01/2025	1,648,350
	General Dynamics Corp.
2,030,000	2.628%, 05/11/2020(h) 3 mo. USD LIBOR + 0.290%	2,036,178
2,030,000	2.718%, 05/11/2021(h) 3 mo. USD LIBOR + 0.380%	2,044,391
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	146,010
287,000	5.000%, 03/01/2021	212,380
	Jeld-Wen, Inc.
560,000	4.625%, 12/15/2025(e)	518,000
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(e)	459,900
	Louisiana-Pacific Corp.
2,000,000	4.875%, 09/15/2024	2,000,000
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(e)(k)	285,837
	Tennant Co.
2,157,000	5.625%, 05/01/2025	2,194,747
	TransDigm UK Holdings Plc
1,000,000	6.875%, 05/15/2026(e)	1,028,750
	TransDigm, Inc.
3,500,000	6.500%, 05/15/2025	3,574,375
2,175,000	6.375%, 06/15/2026	2,202,187
	USG Corp.
10,085,000	4.875%, 06/01/2027(e)	10,221,248
	Xerium Technologies, Inc.
7,056,000	9.500%, 08/15/2021	7,428,204
	XPO Logistics, Inc.
2,500,000	6.125%, 09/01/2023(e)	2,600,000

		55,840,239

Technology: 1.6%
	CDK Global, Inc.
7,000,000	4.875%, 06/01/2027	6,860,000
	CDW LLC/CDW Finance Corp.
4,000,000	5.000%, 09/01/2025	3,994,000
	Fair Isaac Corp.
2,565,000	5.250%, 05/15/2026(e)	2,597,062
	IBM Credit LLC
1,940,000	2.501%, 02/05/2021(h) 3 mo. USD LIBOR + 0.160%	1,944,006
	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
4,727,000	6.000%, 07/15/2025(e)	4,874,719
	MSCI, Inc.
4,655,000	4.750%, 08/01/2026(e)	4,631,725
	Open Text Corp.
1,572,000	5.875%, 06/01/2026(e)	1,622,108
	Sensata Technologies UK Financing Co. Plc
5,155,000	6.250%, 02/15/2026(e)	5,451,412

		31,975,032

Utilities: 0.4%
	AmeriGas Partners L.P./AmeriGas Finance Corp.
2,200,000	5.500%, 05/20/2025	2,172,500
3,000,000	5.750%, 05/20/2027	2,955,000
	Enel SpA
1,990,000	8.750%, 09/24/2073(e)(g) USSW5 + 5.880%	2,208,900

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities (continued)
	NRG Energy, Inc.
$2,050,000	6.625%, 01/15/2027	$2,162,750

		9,499,150

TOTAL CORPORATE BONDS (Cost $539,547,319)		531,536,642

GOVERNMENT SECURITIES & AGENCY ISSUE: 3.1%
	Argentina POM Politica Monetaria
10,815,000 (ARS)	43.077%, 06/21/2020(h)	318,904
	Provincia de Buenos Aires
810,000	5.750%, 06/15/2019(e)	804,938
72,825,000 (ARS)	45.780%, 05/31/2022(h) BADLARPP + 3.830%	1,640,563
15,545,000 (ARS)	41.144%, 04/12/2025(h) BADLARPP + 3.750%	371,068
	Republic of Poland Government Bond
40,105,000 (PLN)	2.500%, 07/25/2027	10,316,961
	Republic of South Africa Government Bond
57,275,000 (ZAR)	8.750%, 01/31/2044	3,608,713
63,335,000 (ZAR)	8.750%, 02/28/2048	3,978,628
	United States Treasury Bond
2,568,500	3.000%, 02/15/2048	2,472,432
	United States Treasury Note
29,500,000	1.250%, 06/30/2019(a)	29,220,557
10,500,000	1.875%, 12/31/2019(a)	10,392,949

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $66,734,951)		63,125,713

LIMITED PARTNERSHIPS: 0.1%
16,900	GACP II L.P.(b)(c)	1,284,436
1,300,000	U.S. Farming Realty Trust II L.P.(b)(c)	1,409,881

TOTAL LIMITED PARTNERSHIPS (Cost $2,510,278)		2,694,317

MORTGAGE-BACKED SECURITIES: 18.7%
	Adjustable Rate Mortgage Trust
68,185	Series 2004-4-3A1 3.851%, 03/25/2035(g)	68,589
347,017	Series 2005-1-3A1 4.108%, 05/25/2035(g)	351,519
2,473,160	Series 2005-2-6M2 3.196%, 06/25/2035(h) 1 mo. USD LIBOR + 0.980%	2,409,355
429,448	Series 2006-1-2A1 4.253%, 03/25/2036(g)	356,353
	American Home Mortgage Investment Trust
431,275	Series 2006-1-11A1 2.496%, 03/25/2046(h) 1 mo. USD LIBOR + 0.280%	418,490

Principal Amount^		Value
	Banc of America Alternative Loan Trust
$ 89,691	Series 2003-8-1CB1 5.500%, 10/25/2033	$91,722
740,321	Series 2006-7-A4 5.998%, 10/25/2036(f)	425,769
	Banc of America Funding Trust
139,207	Series 2004-B-4A2 3.593%, 11/20/2034(g)	138,266
47,533	Series 2005-5-1A1 5.500%, 09/25/2035	50,592
92,215	Series 2005-7-3A1 5.750%, 11/25/2035	97,485
163,415	Series 2006-6-1A2 6.250%, 08/25/2036	163,318
1,004,748	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	928,297
522,809	Series 2006-B-7A1 3.773%, 03/20/2036(g)	494,027
3,974,084	Series 2007-1-TA4 6.090%, 01/25/2037(f)	3,789,960
88,356	Series 2007-4-5A1 5.500%, 11/25/2034	88,871
3,644,310	Series 2010-R5-1A3 6.000%, 10/26/2037(e)(g)	3,444,144
909,826	Series 2010-R9-3A3 5.500%, 12/26/2035(e)	774,034
	Banc of America Mortgage Trust
32,386	Series 2005-A-2A1 3.694%, 02/25/2035(g)	32,363
385,618	Series 2005-I-4A1 3.609%, 10/25/2035(g)	379,490
	BBCMS Trust
750,000	Series 2018-CBM-E 5.308%, 07/15/2037(e)(h) 1 mo. LIBOR + 3.150%	756,457
	BCAP LLC Trust
109,894	Series 2007-AA2-22A1 6.000%, 03/25/2022	109,497
277,266	Series 2010-RR6-6A2 9.300%, 07/26/2037(e)(g)	247,265
3,639,296	Series 2011-R11-2A4 5.500%, 12/26/2035(e)	2,983,977
3,564,886	Series 2013-RR1-4A3 5.999%, 08/26/2037(e)(g)	3,495,986
	Bear Stearns Adjustable Rate Mortgage Trust
5,255,864	Series 2005-12-25A1 3.579%, 02/25/2036(g)	4,226,395
	Bear Stearns Asset-Backed Securities I Trust
594,145	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	465,425
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.131%, 12/10/2054(e)(g)(m)	1,124,186
7,346,000	Series 2016-C7-XF 1.131%, 12/10/2054(e)(g)(m)	484,868
	CG-CCRE Commercial Mortgage Trust
105,000	Series 2014-FL2-COL1 5.658%, 11/15/2031(b)(e)(h) 1 mo. LIBOR + 3.500%	100,544

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	CG-CCRE Commercial Mortgage Trust (Continued)
$ 205,000	Series 2014-FL2-COL2 6.658%, 11/15/2031(b)(e)(h) 1 mo. LIBOR + 4.500%	$192,110
	Chase Mortgage Finance Trust
4,008,385	Series 2007-S2-1A9 6.000%, 03/25/2037	3,393,588
1,937,593	Series 2007-S3-1A15 6.000%, 05/25/2037	1,579,438
	ChaseFlex Trust
1,495,028	Series 2007-3-2A1 2.516%, 07/25/2037(h) 1 mo. USD LIBOR + 0.300%	1,406,715
	CIM Trust
6,000,000	Series 2016-1RR-B2 8.249%, 07/26/2055(e)(g)	5,850,000
10,000,000	Series 2016-2RR-B2 7.680%, 02/25/2056(e)(g)	9,850,000
10,000,000	Series 2016-3RR-B2 7.641%, 02/27/2056(e)(g)	9,825,000
7,860,000	Series 2017-3RR-B2 11.977%, 01/27/2057(e)(g)	8,547,750
	Citicorp Mortgage Securities Trust
3,387,156	Series 2006-7-1A1 6.000%, 12/25/2036	3,026,822
	Citigroup Commercial Mortgage Trust
1,327,000	Series 2015-GC27-D 4.575%, 02/10/2048(e)(g)	1,225,212
	Citigroup Mortgage Loan Trust, Inc.
264,074	Series 2005-5-2A2 5.750%, 08/25/2035	215,405
4,250,891	Series 2005-5-3A2A 3.996%, 10/25/2035(g)	3,289,130
781,569	Series 2009-6-8A2 6.000%, 08/25/2022(e)(g)	824,619
3,854,522	Series 2011-12-1A2 3.777%, 04/25/2036(e)(g)	3,115,936
353,040	Series 2018-A-A1 4.000%, 01/25/2068(e)(g)	352,471
	CitiMortgage Alternative Loan Trust
353,465	Series 2006-A5-1A13 2.666%, 10/25/2036(h) 1 mo. USD LIBOR + 0.450%	290,618
367,123	Series 2006-A5-1A2 4.334%, 10/25/2036(h)(m) -1*1 mo. USD LIBOR + 6.550%	46,016
600,813	Series 2007-A4-1A13 5.750%, 04/25/2037	568,769
307,635	Series 2007-A4-1A6 5.750%, 04/25/2037	291,234
2,856,245	Series 2007-A6-1A5 6.000%, 06/25/2037	2,790,988
	COMM Mortgage Trust
100,000	Series 2013-LC13-D 5.450%, 08/10/2046(e)(g)	96,452
1,737,000	Series 2014-LC15-D 5.107%, 04/10/2047(e)(g)	1,589,789
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(e)	1,135,485
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(e)	982,249
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)(e)	992,199

Principal Amount^		Value
$ 7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(e)(g)	$1
1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(e)	664,911
1,000,000	Series 2015-CR26-F 3.250%, 10/10/2048(e)	602,919
510,000	Series 2016-SAVA-C 5.158%, 10/15/2034(e)(h) 1 mo. LIBOR + 3.000%	512,047
1,989,000	Series 2018-HCLV-D 4.177%, 09/15/2033(e)(h) 1 mo. LIBOR + 2.177%	1,974,134
	Countrywide Alternative Loan Trust
178,450	Series 2003-22CB-1A1 5.750%, 12/25/2033	183,630
664,354	Series 2004-13CB-A4 0.000%, 07/25/2034(n)	561,562
63,074	Series 2004-14T2-A11 5.500%, 08/25/2034	65,896
133,595	Series 2004-16CB-1A1 5.500%, 07/25/2034	137,632
155,255	Series 2004-16CB-3A1 5.500%, 08/25/2034	159,666
54,482	Series 2004-28CB-5A1 5.750%, 01/25/2035	54,641
290,107	Series 2004-J10-2CB1 6.000%, 09/25/2034	301,698
63,070	Series 2004-J3-1A1 5.500%, 04/25/2034	64,150
6,834,819	Series 2005-64CB-1A10 5.750%, 12/25/2035	6,805,865
112,902	Series 2005-J1-2A1 5.500%, 02/25/2025	114,863
3,134,549	Series 2006-13T1-A13 6.000%, 05/25/2036	2,473,159
504,462	Series 2006-31CB-A7 6.000%, 11/25/2036	433,770
4,945,522	Series 2006-36T2-2A1 6.250%, 12/25/2036	3,534,559
450,071	Series 2006-J1-2A1 7.000%, 02/25/2036	176,974
253,861	Series 2007-16CB-2A1 2.666%, 08/25/2037(h) 1 mo. USD LIBOR + 0.450%	153,413
73,512	Series 2007-16CB-2A2 36.118%, 08/25/2037(h) -8.3333*1 mo. USD LIBOR + 54.583%	128,136
504,489	Series 2007-19-1A34 6.000%, 08/25/2037	407,297
1,476,615	Series 2007-20-A12 6.250%, 08/25/2047	1,231,638
469,184	Series 2007-22-2A16 6.500%, 09/25/2037	329,341
3,809,653	Series 2007-HY2-1A 3.572%, 03/25/2047(g)	3,539,936
2,626,988	Series 2007-HY7C-A4 2.446%, 08/25/2037(h) 1 mo. USD LIBOR + 0.230%	2,446,621
699,259	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	511,384
4,314,528	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	3,549,619

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Countrywide Home Loan GMSR Issuer Trust
$1,980,000	Series 2018-GT1-A 4.966%, 05/25/2023(e)(h) 1 mo. USD LIBOR + 2.750%	$2,006,056
	Countrywide Home Loan Mortgage Pass-Through Trust
76,401	Series 2004-12-8A1 4.463%, 08/25/2034(g)	75,417
11,380	Series 2004-HYB4-2A1 4.182%, 09/20/2034(g)	11,135
84,224	Series 2004-HYB8-4A1 3.230%, 01/20/2035(g)	84,798
771,780	Series 2005-23-A1 5.500%, 11/25/2035	662,314
504,654	Series 2005-HYB8-4A1 3.486%, 12/20/2035(g)	490,774
3,965,511	Series 2006-9-A1 6.000%, 05/25/2036	3,349,846
209,914	Series 2007-10-A5 6.000%, 07/25/2037	176,875
877,324	Series 2007-13-A5 6.000%, 08/25/2037	738,870
	Credit Suisse First Boston Mortgage Securities Corp.
70,575	Series 2003-AR26-7A1 3.931%, 11/25/2033(g)	71,268
42,314	Series 2003-AR28-4A1 3.845%, 12/25/2033(g)	43,018
1,468,827	Series 2005-11-7A1 6.000%, 12/25/2035	1,262,067
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
58,649	Series 2003-27-4A4 5.750%, 11/25/2033	60,672
2,653,031	Series 2005-10-10A3 6.000%, 11/25/2035	1,491,965
	Credit Suisse Mortgage-Backed Trust
980,058	Series 2006-6-1A10 6.000%, 07/25/2036	815,659
723,408	Series 2007-1-4A1 6.500%, 02/25/2022	261,549
86,016	Series 2007-2-2A5 5.000%, 03/25/2037	83,921
474,052	Series 2010-7R-4A17 6.000%, 04/26/2037(e)(g)	457,880
2,036,037	Series 2011-17R-1A2 5.750%, 02/27/2037(e)	2,021,894
1,200,000	Series 2014-USA-E 4.373%, 09/15/2037(e)	1,079,290
940,383	Series 2018-RPL2-A1 4.030%, 08/25/2062(e)(f)	940,513
345,000	Series 2018-RPL7-A1 4.000%, 10/25/2048(e)	342,319
	Deutsche Mortgage and Asset Receiving Corp.
3,591,288	Series 2014-RS1-1A2 6.668%, 07/27/2037(e)(g)	3,245,715

Principal Amount^		Value
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
$221,855	Series 2004-4-7AR1 2.566%, 06/25/2034(h) 1 mo. USD LIBOR + 0.350%	$216,497
170,930	Series 2006-PR1-3A1 9.102%, 04/15/2036(e)(h) -1.4*1 mo. USD LIBOR + 12.124%	167,343
	DSLA Mortgage Loan Trust
164,719	Series 2005-AR5-2A1A 2.498%, 09/19/2045(h) 1 mo. USD LIBOR + 0.330%	140,523
	Dukinfield Plc
466,611 (GBP)	Series 2-A2.054%, 12/20/2052(h) 3 mo. GBP LIBOR + 1.250%	615,761
	Eurosail-UK Plc
165,617 (GBP)	Series 2007-2X-A3C 0.950%, 03/13/2045(h) 3 mo. GBP LIBOR + 0.150%	212,312
	Federal Home Loan Mortgage Corp. REMICS
819,163	Series 3118-SD 4.542%, 02/15/2036(h)(m) -1*1 mo. LIBOR + 6.700%	102,562
304,738	Series 3301-MS 3.942%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.100%	33,091
395,977	Series 3303-SE 3.922%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.080%	44,419
257,385	Series 3303-SG 3.942%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.100%	31,760
110,137	Series 3382-SB 3.842%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.000%	9,010
390,923	Series 3382-SW 4.142%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.300%	46,837
110,609	Series 3384-S 4.232%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.390%	9,552
248,687	Series 3384-SG 4.152%, 08/15/2036(h)(m) -1*1 mo. LIBOR + 6.310%	33,239
2,527,205	Series 3404-SA 3.842%, 01/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	298,786
179,514	Series 3417-SX 4.022%, 02/15/2038(h)(m) -1*1 mo. LIBOR + 6.180%	14,635
89,887	Series 3423-GS 3.492%, 03/15/2038(h)(m) -1*1 mo. LIBOR + 5.650%	7,346
835,062	Series 3423-TG 0.350%, 03/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	7,428
3,453,557	Series 3435-S 3.822%, 04/15/2038(h)(m) -1*1 mo. LIBOR + 5.980%	348,035

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$106,733	Series 3445-ES 3.842%, 05/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	$9,026
463,480	Series 3523-SM 3.842%, 04/15/2039(h)(m) -1*1 mo. LIBOR + 6.000%	47,100
318,657	Series 3560-KS 4.242%, 11/15/2036(h)(m) -1*1 mo. LIBOR + 6.400%	34,203
207,688	Series 3598-SA 4.192%, 11/15/2039(h)(m) -1*1 mo. LIBOR + 6.350%	19,034
210,672	Series 3641-TB 4.500%, 03/15/2040	218,506
862,170	Series 3728-SV 2.292%, 09/15/2040(h)(m) -1*1 mo. LIBOR + 4.450%	49,647
300,778	Series 3758-S 3.872%, 11/15/2040(h)(m) -1*1 mo. LIBOR + 6.030%	36,390
1,402,621	Series 3770-SP 4.342%, 11/15/2040(h)(m) -1*1 mo. LIBOR + 6.500%	100,730
356,866	Series 3815-ST 3.692%, 02/15/2041(h)(m) -1*1 mo. LIBOR + 5.850%	39,710
827,495	Series 3859-SI 4.442%, 05/15/2041(h)(m) -1*1 mo. LIBOR + 6.600%	128,151
253,157	Series 3872-SL 3.792%, 06/15/2041(h)(m) -1*1 mo. LIBOR + 5.950%	28,647
195,463	Series 3900-SB 3.812%, 07/15/2041(h)(m) -1*1 mo. LIBOR + 5.970%	18,976
30,651	Series 3946-SM 8.225%, 10/15/2041(h) -3*1 mo. LIBOR + 14.700%	33,365
1,332,324	Series 3957-DZ 3.500%, 11/15/2041	1,296,028
1,366,457	Series 3972-AZ 3.500%, 12/15/2041	1,318,479
4,464,154	Series 3984-DS 3.792%, 01/15/2042(h)(m) -1*1 mo. LIBOR + 5.950%	569,018
4,457,691	Series 4223-AT 3.000%, 07/15/2043(h) -6*1 mo. LIBOR + 30.000%	3,725,751
2,385,431	Series 4229-MS 3.923%, 07/15/2043(h) -1.75*1 mo. LIBOR + 7.700%	1,999,391
4,730,509	Series 4239-OU 0.000%, 07/15/2043(n)	3,148,609
3,880,655	Series 4291-MS 3.742%, 01/15/2054(h)(m) -1*1 mo. LIBOR + 5.900%	535,241
4,131,128	Series 4302-GS 3.992%, 02/15/2044(h)(m) -1*1 mo. LIBOR + 6.150%	524,495
3,993,202	Series 4314-MS 3.942%, 07/15/2043(h)(m) -1*1 mo. LIBOR + 6.100%	438,293

Principal Amount^		Value
$10,000,000	Series 4435-SA 5.583%, 01/15/2041(h) -2*1 mo. LIBOR + 9.900%	$10,027,418
6,491,630	Series 4623-Z 3.000%, 10/15/2046	5,693,133
8,523,940	Series 4657-VZ 3.000%, 02/15/2047	7,364,354
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
104,681	Series 2014-DN2-M2 3.866%, 04/25/2024(h) 1 mo. USD LIBOR + 1.650%	106,087
544,237	Series 2015-DNA1-M2 4.066%, 10/25/2027(h) 1 mo. USD LIBOR + 1.850%	554,153
40,000	Series 2018-DNA1-M2 4.016%, 07/25/2030(h) 1 mo. USD LIBOR + 1.800%	39,799
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	Series 2017-C05-1M2 4.416%, 01/25/2030(h) 1 mo. USD LIBOR + 2.200%	443,597
95,000	Series 2017-C07-1M2 4.616%, 05/25/2030(h) 1 mo. USD LIBOR + 2.400%	98,524
	Federal National Mortgage Association REMICS
441,697	Series 2003-84-PZ 5.000%, 09/25/2033	466,345
1,143,610	Series 2005-42-SA 4.584%, 05/25/2035(h)(m) -1*1 mo. LIBOR + 6.800%	94,714
2,815,082	Series 2006-92-LI 4.364%, 10/25/2036(h)(m) -1*1 mo. LIBOR + 6.580%	382,609
763,079	Series 2007-39-AI 3.904%, 05/25/2037(h)(m) -1*1 mo. LIBOR + 6.120%	93,286
223,471	Series 2007-57-SX 4.404%, 10/25/2036(h)(m) -1*1 mo. LIBOR + 6.620%	27,996
66,031	Series 2007-68-SA 4.434%, 07/25/2037(h)(m) -1*1 mo. LIBOR + 6.650%	8,216
86,986	Series 2008-1-CI 4.084%, 02/25/2038(h)(m) -1*1 mo. LIBOR + 6.300%	8,610
2,279,037	Series 2008-33-SA 3.784%, 04/25/2038(h)(m) -1*1 mo. LIBOR + 6.000%	281,914
88,311	Series 2008-56-SB 3.844%, 07/25/2038(h)(m) -1*1 mo. LIBOR + 6.060%	9,577
4,693,334	Series 2009-110-SD 4.034%, 01/25/2040(h)(m) -1*1 mo. LIBOR + 6.250%	587,941
71,132	Series 2009-111-SE 4.034%, 01/25/2040(h)(m) -1*1 mo. LIBOR + 6.250%	7,216
316,183	Series 2009-86-CI 3.584%, 09/25/2036(h)(m) -1*1 mo. LIBOR + 5.800%	28,630

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$ 157,650	Series 2009-87-SA 3.784%, 11/25/2049(h)(m) -1*1 mo. LIBOR + 6.000%	$18,213
111,962	Series 2009-90-IB 3.504%, 04/25/2037(h)(m) -1*1 mo. LIBOR + 5.720%	9,685
159,348	Series 2010-11-SC 2.584%, 02/25/2040(h)(m) -1*1 mo. LIBOR + 4.800%	9,668
98,573	Series 2010-115-SD 4.384%, 11/25/2039(h)(m) -1*1 mo. LIBOR + 6.600%	11,231
4,574,336	Series 2010-123-SK 3.834%, 11/25/2040(h)(m) -1*1 mo. LIBOR + 6.050%	669,233
1,438,069	Series 2010-134-SE 4.434%, 12/25/2025(h)(m) -1*1 mo. LIBOR + 6.650%	112,217
282,521	Series 2010-15-SL 2.734%, 03/25/2040(h)(m) -1*1 mo. LIBOR + 4.950%	23,022
101,129	Series 2010-9-GS 2.534%, 02/25/2040(h)(m) -1*1 mo. LIBOR + 4.750%	5,310
6,420	Series 2011-110-LS 5.893%, 11/25/2041(h) -2*1 mo. LIBOR + 10.100%	6,587
402,958	Series 2011-111-VZ 4.000%, 11/25/2041	394,259
1,570,486	Series 2011-141-PZ 4.000%, 01/25/2042	1,589,534
216,929	Series 2011-5-PS 4.184%, 11/25/2040(h)(m) -1*1 mo. LIBOR + 6.400%	23,082
938,592	Series 2011-63-AS 3.704%, 07/25/2041(h)(m) -1*1 mo. LIBOR + 5.920%	110,229
2,623,586	Series 2011-93-ES 4.284%, 09/25/2041(h)(m) -1*1 mo. LIBOR + 6.500%	350,966
1,894,553	Series 2012-106-SA 3.944%, 10/25/2042(h)(m) -1*1 mo. LIBOR + 6.160%	271,456
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(n)	6,571,511
2,002,333	Series 2013-15-SC 2.936%, 03/25/2033(h) -1.2*1 mo. LIBOR + 5.460%	1,740,488
5,787,725	Series 2013-51-HS 2.741%, 04/25/2043(h) -1.2*1 mo. LIBOR + 5.400%	4,618,112
8,212,936	Series 2013-53-ZC 3.000%, 06/25/2043	7,411,300
3,711,610	Series 2013-67-NS 2.676%, 07/25/2043(h) -1.5*1 mo. LIBOR + 6.000%	2,830,524
5,851,754	Series 2013-74-HZ 3.000%, 07/25/2043	5,275,201
4,758,912	Series 2014-50-WS 3.984%, 08/25/2044(h)(m) -1*1 mo. LIBOR + 6.200%	592,716

Principal Amount^		Value
$10,793,796	Series 2016-72-ZG 3.000%, 10/25/2046	$9,159,891
	First Horizon Alternative Mortgage Securities Trust
900,289	Series 2006-FA6-1A4 6.250%, 11/25/2036	692,288
361,449	Series 2007-FA4-1A7 6.000%, 08/25/2037	279,719
	First Horizon Mortgage Pass-Through Trust
219,600	Series 2006-1-1A10 6.000%, 05/25/2036	182,276
	GMACM Mortgage Loan Trust
326,960	Series 2005-AR1-3A 4.058%, 03/18/2035(g)	330,902
224,392	Series 2005-AR4-3A1 4.309%, 07/19/2035(g)	219,203
	Gosforth Funding Plc
560,000	Series 2018-1A-A1 2.714%, 08/25/2060(e)(h) 3 mo. USD LIBOR + 0.450%	560,315
	Government National Mortgage Association
812,714	Series 2007-21-S 4.042%, 04/16/2037(h)(m) -1*1 mo. LIBOR + 6.200%	106,407
300,898	Series 2008-69-SB 5.465%, 08/20/2038(h)(m) -1*1 mo. LIBOR + 7.630%	48,235
352,893	Series 2009-104-SD 4.192%, 11/16/2039(h)(m) -1*1 mo. LIBOR + 6.350%	43,754
67,318	Series 2010-98-IA 5.750%, 03/20/2039(g)(m)	8,816
749,307	Series 2011-45-GZ 4.500%, 03/20/2041	761,342
223,271	Series 2011-69-OC 0.000%, 05/20/2041(n)	186,426
4,531,626	Series 2011-69-SC 3.215%, 05/20/2041(h)(m) -1*1 mo. LIBOR + 5.380%	472,115
745,934	Series 2011-89-SA 3.285%, 06/20/2041(h)(m) -1*1 mo. LIBOR + 5.450%	75,228
6,281,231	Series 2012-135-IO 0.579%, 01/16/2053(g)(m)	243,165
3,793,825	Series 2013-102-BS 3.985%, 03/20/2043(h)(m) -1*1 mo. LIBOR + 6.150%	468,669
60,418,983	Series 2013-155-IB 0.232%, 09/16/2053(g)(m)	1,359,488
5,800,292	Series 2014-145-CS 3.442%, 05/16/2044(h)(m) -1*1 mo. LIBOR + 5.600%	781,447
3,739,641	Series 2014-156-PS 4.085%, 10/20/2044(h)(m) -1*1 mo. LIBOR + 6.250%	530,351
6,048,476	Series 2014-5-SA 3.385%, 01/20/2044(h)(m) -1*1 mo. LIBOR + 5.550%	754,283
6,284,440	Series 2014-58-SG 3.442%, 04/16/2044(h)(m) -1*1 mo. LIBOR + 5.600%	675,435

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$ 6,374,553	Series 2014-76-SA 3.435%, 01/20/2040(h)(m) -1*1 mo. LIBOR + 5.600%	$749,401
6,805,628	Series 2014-95-CS 4.092%, 06/16/2044(h)(m) -1*1 mo. LIBOR + 6.250%	833,547
8,452,697	Series 2018-105-SH4.085%, 08/20/2048(h)(m) -1*1 mo. LIBOR + 6.250%	1,112,693
111,000,000	Series 2018-111-SA 2.385%, 08/20/2048(h)(m) -1*1 mo. LIBOR + 4.550%	7,023,969
	GS Mortgage Securities Corp. Trust
1,503,000	Series 2018-TWR-G 6.083%, 07/15/2031(e)(h) 1 mo. LIBOR + 3.925%	1,508,652
	GS Mortgage Securities Trust
1,010,000	Series 2011-GC5-D 5.558%, 08/10/2044(e)(g)	992,565
2,554,000	Series 2014-GC26-D 4.659%, 11/10/2047(e)(g)	2,234,854
1,242,000	Series 2015-GC34-D 2.979%, 10/10/2048	1,008,518
	GSR Mortgage Loan Trust
50,769	Series 2005-4F-6A1 6.500%, 02/25/2035	50,934
923,993	Series 2005-9F-2A1 6.000%, 01/25/2036	770,228
184,255	Series 2005-AR4-6A1 4.354%, 07/25/2035(g)	185,844
296,521	Series 2005-AR6-4A5 4.450%, 09/25/2035(g)	300,939
341,285	Series 2006-7F-3A4 6.250%, 08/25/2036	224,527
458,261	Series 2006-8F-2A1 6.000%, 09/25/2036	432,664
	HarborView Mortgage Loan Trust
150,426	Series 2003-2-1A 2.908%, 10/19/2033(h) 1 mo. USD LIBOR + 0.740%	147,084
381,220	Series 2004-11-2A2A 2.808%, 01/19/2035(h) 1 mo. USD LIBOR + 0.640%	359,839
10,431,023	Series 2006-8-1A1 2.382%, 07/21/2036(h) 1 mo. USD LIBOR + 0.200%	8,112,282
5,965,671	Series 2007-7-2A1B 3.216%, 10/25/2037(h) 1 mo. USD LIBOR + 1.000%	5,132,846
	Impac Secured Assets Trust
9,363,341	Series 2007-2-1A1C 2.596%, 05/25/2037(h) 1 mo. USD LIBOR + 0.380%	8,011,617
	IndyMac INDA Mortgage Loan Trust
379,249	Series 2006-AR3-1A1 3.825%, 12/25/2036(g)	365,769
	IndyMac INDX Mortgage Loan Trust
297,702	Series 2004-AR12-A1 2.996%, 12/25/2034(h) 1 mo. USD LIBOR + 0.780%	272,809
737,607	Series 2004-AR6-4A 4.436%, 10/25/2034(g)	764,281

Principal Amount^		Value
$ 239,228	Series 2004-AR7-A5 3.436%, 09/25/2034(h) 1 mo. USD LIBOR + 1.220%	$222,252
158,490	Series 2005-16IP-A1 2.856%, 07/25/2045(h) 1 mo. USD LIBOR + 0.640%	153,599
400,221	Series 2005-AR11-A3 3.896%, 08/25/2035(g)	364,248
893,431	Series 2006-AR2-2A1 2.426%, 02/25/2046(h) 1 mo. USD LIBOR + 0.210%	772,577
3,016,032	Series 2006-AR5-2A1 3.654%, 05/25/2036(g)	2,738,679
5,125,406	Series 2006-R1-A3 3.704%, 12/25/2035(g)	4,927,108
1,743,155	Series 2007-AR5-2A1 3.596%, 05/25/2037(g)	1,631,634
	JP Morgan Chase Commercial Mortgage Securities Trust
62,000	Series 2006-LDP9-AMS 5.337%, 05/15/2047	62,236
30,970	Series 2007-LDPX-AM 5.464%, 01/15/2049(g)	31,065
2,500,000	Series 2011-C3-E 5.865%, 02/15/2046(e)(g)	2,466,681
	JP Morgan Mortgage Trust
81,016	Series 2003-A2-3A1 3.806%, 11/25/2033(g)	82,186
475,115	Series 2004-S1-2A1 6.000%, 09/25/2034	492,527
95,006	Series 2005-A1-6T1 4.219%, 02/25/2035(g)	94,875
118,580	Series 2005-A2-3A2 3.826%, 04/25/2035(g)	119,477
36,892	Series 2005-A3-4A1 4.331%, 06/25/2035(g)	37,437
3,349,309	Series 2005-ALT1-3A1 3.848%, 10/25/2035(g)	2,995,645
211,542	Series 2006-A1-1A2 4.066%, 02/25/2036(g)	197,773
101,937	Series 2007-A1-4A2 4.576%, 07/25/2035(g)	105,384
70,001	Series 2007-S1-1A2 5.500%, 03/25/2022	77,883
937,344	Series 2007-S3-1A97 6.000%, 08/25/2037	804,575
478,683	Series 2008-R2-2A 5.500%, 12/27/2035(e)(g)	470,617
	JP Morgan Resecuritization Trust
7,784,987	Series 2015-4-1A7 2.255%, 06/26/2047(e)(h) 1 mo. USD LIBOR + 0.190%	4,884,632
	JPMBB Commercial Mortgage Securities Trust
150,000	Series 2013-C17-E 3.867%, 01/15/2047(e)(g)	122,776
1,616,000	Series 2014-C23-D 4.099%, 09/15/2047(e)(g)	1,428,999
300,000	Series 2014-C23-E 3.364%, 09/15/2047(e)(g)	232,476
78,000	Series 2015-C27-D 3.983%, 02/15/2048(e)(g)	71,036
4,749,500	Series 2015-C27-XFG 1.483%, 02/15/2048(e)(g)(m)	335,416

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Lehman Mortgage Trust
$1,980,683	Series 2006-2-2A3 5.750%, 04/25/2036	$1,992,159
	Lehman XS Trust
1,424	Series 2006-12N-A2A1 2.366%, 08/25/2046(c)(h) 1 mo. USD LIBOR + 0.150%	1,381
170,100	Series 2006-2N-1A1 2.476%, 02/25/2046(h) 1 mo. USD LIBOR + 0.260%	153,582
	Ludgate Funding Plc
132,992 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(h) -1*3 mo. EURIBOR + 0.160%	147,324
509,950 (GBP)	Series 2008-W1X-A1 1.280%, 01/01/2061(h) 3 mo. GBP LIBOR + 0.600%	654,169
	Master Adjustable Rate Mortgages Trust
180,484	Series 2004-7-3A1 4.208%, 07/25/2034(g)	177,778
93,809	Series 2006-2-1A1 4.243%, 04/25/2036(g)	93,836
	Master Alternative Loan Trust
45,185	Series 2003-9-4A1 5.250%, 11/25/2033	46,899
47,592	Series 2004-5-1A1 5.500%, 06/25/2034	48,875
59,244	Series 2004-5-2A1 6.000%, 06/25/2034	61,536
232,837	Series 2004-8-2A1 6.000%, 09/25/2034	248,734
	Merrill Lynch Alternative Note Asset Trust
698,600	Series 2007-AF1-1AF2 5.750%, 05/25/2037	672,607
	Merrill Lynch Mortgage Investors Trust
21,656	Series 2006-2-2A 3.971%, 05/25/2036(g)	21,953
	Monarch Beach Resort Trust
1,250,000	Series 2018-MBMZ-M 7.118%, 07/15/2025(e)(h) 1 mo. LIBOR + 4.960%	1,258,968
	Morgan Stanley Bank of America Merrill Lynch Trust
82,000	Series 2015-C20-D 3.071%, 02/15/2048(e)	69,020
1,000,000	Series 2015-C26-E 4.553%, 10/15/2048(e)(g)	727,623
	Morgan Stanley Capital I Trust
1,500,000	Series 2007-IQ15-B 6.328%, 06/11/2049(e)(g)	1,512,289
285,000	Series 2011-C2-D 5.667%, 06/15/2044(e)(g)	284,683
	Morgan Stanley Mortgage Loan Trust
3,740,556	Series 2005-9AR-2A 4.017%, 12/25/2035(g)	3,557,242
3,542,353	Series 2006-11-2A2 6.000%, 08/25/2036	2,897,361
463,884	Series 2006-7-3A 5.046%, 06/25/2036(g)	405,117

Principal Amount^		Value
$ 288,963	Series 2007-13-6A1 6.000%, 10/25/2037	$253,772
	Morgan Stanley Re-Remic Trust
535,592	Series 2010-R9-3C 6.000%, 11/26/2036(e)(g)	532,440
	Motel 6 Trust
1,544,400	Series 2017-M6MZ-M 9.085%, 08/15/2019(e)(h) 1 mo. LIBOR + 6.927%	1,570,959
	Newgate Funding Plc
204,442 (EUR)	Series 2007-3X-A2B 0.281%, 12/15/2050(h) -1*3 mo. EURIBOR + 0.600%	233,999
	Prime Mortgage Trust
1,631,845	Series 2006-DR1-2A1 5.500%, 05/25/2035(e)	1,386,250
	Residential Accredit Loans, Inc.
240,128	Series 2006-QO4-2A1 2.406%, 04/25/2046(h) 1 mo. USD LIBOR + 0.190%	232,701
1,286,218	Series 2006-QS10-A9 6.500%, 08/25/2036	1,204,466
769,127	Series 2006-QS14-A18 6.250%, 11/25/2036	689,250
600,298	Series 2006-QS17-A5 6.000%, 12/25/2036	554,176
618,161	Series 2006-QS2-1A4 5.500%, 02/25/2036	547,800
753,053	Series 2006-QS7-A3 6.000%, 06/25/2036	692,154
741,446	Series 2007-QS1-2A10 6.000%, 01/25/2037	667,709
1,152,627	Series 2007-QS3-A1 6.500%, 02/25/2037	1,074,762
2,600,102	Series 2007-QS6-A6 6.250%, 04/25/2037	2,461,407
629,993	Series 2007-QS8-A8 6.000%, 06/25/2037	577,884
1,909,425	Series 2007-QS9-A33 6.500%, 07/25/2037	1,773,185
	Residential Asset Securitization Trust
463,280	Series 2003-A9-A2 4.000%, 08/25/2033	464,826
199,061	Series 2005-A8CB-A9 5.375%, 07/25/2035	176,125
362,893	Series 2006-A8-1A1 6.000%, 08/25/2036	321,574
285,877	Series 2007-A1-A8 6.000%, 03/25/2037	187,250
577,315	Series 2007-A5-2A5 6.000%, 05/25/2037	503,317
17,095,886	Series 2007-A9-A1 2.766%, 09/25/2037(h) 1 mo. USD LIBOR + 0.550%	8,260,731
17,376,181	Series 2007-A9-A2 4.234%, 09/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.450%	4,119,965
	Residential Funding Mortgage Securities I Trust
59,252	Series 2006-S1-1A3 5.750%, 01/25/2036	57,375
731,397	Series 2006-S4-A5 6.000%, 04/25/2036	728,282

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Funding Mortgage Securities I Trust (Continued)
$ 494,155	Series 2006-SA2-3A1 4.934%, 08/25/2036(g)	$467,072
	RMAC Securities No 1 Plc
112,195 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(h) -1*3 mo. EURIBOR + 0.150%	126,038
	SLIDE
2,484,000	Series 2018-FUN-F 5.070%, 06/15/2031(e)(h) 1 mo. LIBOR + 3.000%	2,488,402
	Stanwich Mortgage Loan Trust
150,350	Series 2011-5-A 4.227%, 09/15/2037(b)(e)(g)	60,309
86,442	Series 2012-2-A 0.000%, 03/15/2047(b)(e)(g)	36,539
	Starwood Commercial Mortgage Trust
2,481,000	Series 2018-URB-E 5.213%, 05/15/2035(e)(h) 1 mo. LIBOR + 3.150%	2,484,155
	Starwood Retail Property Trust
410,000	Series 2014-STAR-E 6.308%, 11/15/2027(e)(h) 1 mo. LIBOR + 4.150%	390,611
	Structured Adjustable Rate Mortgage Loan Trust
100,103	Series 2004-12-7A3 4.400%, 09/25/2034(g)	101,804
934,629	Series 2005-14-A1 2.526%, 07/25/2035(h) 1 mo. USD LIBOR + 0.310%	763,519
426,595	Series 2005-15-1A1 4.099%, 07/25/2035(g)	355,001
667,477	Series 2005-22-3A1 5.487%, 12/25/2035(g)	615,885
1,417,687	Series 2008-1-A2 4.138%, 10/25/2037(g)	1,280,570
	Structured Asset Mortgage Investments II Trust
8,883,699	Series 2007-AR1-2A1 2.396%, 01/25/2037(h) 1 mo. USD LIBOR + 0.180%	8,521,195
	Structured Asset Securities Corp. Trust
52,016	Series 2005-1-7A7 5.500%, 02/25/2035	52,865
1,057,088	Series 2005-5-2A2 5.500%, 04/25/2035	1,030,238
11,230,711	Series 2007-4-1A3 4.055%, 03/28/2045(e)(h)(m) -1*1 mo. LIBOR + 6.250%	1,232,525
	Towd Point Mortgage Funding Granite1 Plc
300,000 (GBP)	Series 2016-GR1X-B 2.159%, 07/20/2046(h) 3 mo. GBP LIBOR + 1.400%	394,166
	Washington Mutual Mortgage Pass-Through Certificates Trust
531,503	Series 2005-1-5A1 6.000%, 03/25/2035	534,389
781,738	Series 2006-5-1A5 6.000%, 07/25/2036	717,502
513,742	Series 2006-8-A6 4.596%, 10/25/2036(f)	310,890

Principal Amount^		Value
$3,467,117	Series 2007-5-A3 7.000%, 06/25/2037	$2,484,927
	Wells Fargo Alternative Loan Trust
236,171	Series 2007-PA2-3A1 2.566%, 06/25/2037(h) 1 mo. USD LIBOR + 0.350%	174,195
389,952	Series 2007-PA2-3A2 4.434%, 06/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.650%	52,375
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.266%, 05/15/2048(e)(g)(m)	1,308,500
1,000,000	Series 2015-C30-E 3.250%, 09/15/2058(e)	666,427
750,000	Series 2016-C33-D 3.123%, 03/15/2059(e)	629,848
	Wells Fargo Mortgage-Backed Securities Trust
135,725	Series 2003-M-A1 3.788%, 12/25/2033(g)	139,877
336,746	Series 2004-I-2A1 4.326%, 07/25/2034(g)	343,976
46,275	Series 2004-O-A1 4.632%, 08/25/2034(g)	47,831
14,898	Series 2005-11-2A3 5.500%, 11/25/2035	15,052
358,163	Series 2005-12-1A5 5.500%, 11/25/2035	364,004
89,787	Series 2005-16-A18 6.000%, 12/25/2035	90,874
49,479	Series 2005-AR10-2A4 4.213%, 05/01/2035(g)	51,144
392,814	Series 2006-3-A11 5.500%, 03/25/2036	397,042
170,775	Series 2006-AR19-A1 3.898%, 12/25/2036(g)	160,877
544,048	Series 2006-AR2-2A5 3.964%, 03/25/2036(g)	540,487
505,868	Series 2007-3-1A4 6.000%, 04/25/2037	504,217
	WFRBS Commercial Mortgage Trust
510,000	Series 2011-C3-D 5.865%, 03/15/2044(e)(g)	461,215
500,000	Series 2012-C6-D 5.769%, 04/15/2045(e)(g)	507,278
290,000	Series 2012-C7-E 4.977%, 06/15/2045(e)(g)	240,436

TOTAL MORTGAGE-BACKED SECURITIES (Cost $362,047,067)		376,404,267

MUNICIPAL BONDS: 0.9%
Puerto Rico: 0.9%
	Commonwealth of Puerto Rico
19,020,000	8.000%, 07/01/2035(k)	11,055,375
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
165,000	Series A 5.000%, 07/01/2021	157,369
76,000	Series A 5.000%, 07/01/2022	72,295
190,000	Series A 5.250%, 07/01/2029	179,313

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Puerto Rico (continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Continued)
$ 488,000	Series A 5.000%, 07/01/2033	$458,110
311,000	Series A 5.125%, 07/01/2037	292,729
338,000	Series A 5.750%, 07/01/2037	321,522
1,775,000	Series A 5.250%, 07/01/2042	1,670,719
280,000	Series A 6.000%, 07/01/2047	266,350
	Puerto Rico Commonwealth Government Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038(k)	2,166,831
2,300,000	Series C 6.150%, 07/01/2028(k)	738,875
	Puerto Rico Public Buildings Authority
1,125,000	Series U 5.250%, 07/01/2042(k)	660,937

TOTAL MUNICIPAL BONDS (Cost $20,064,769)		18,040,425

SHORT-TERM INVESTMENTS: 8.7%
TREASURY BILLS: 0.7%
	United States Treasury Bill
3,300,000	1.738%, 12/06/2018(a)(o)	3,289,503
3,875,000	2.203%, 02/14/2019(o)	3,843,219
1,975,000	2.357%, 06/20/2019(o)	1,941,905
1,975,000	2.395%, 07/18/2019(o)	1,937,835
3,930,000	2.419%, 08/15/2019(o)	3,848,211

TOTAL TREASURY BILLS (Cost $14,860,673)		14,860,673

REPURCHASE AGREEMENTS : 8.0%
$160,257,000	Fixed Income Clearing Corp. 0.42%, 9/28/2018, due 10/01/2018 [collateral: par value $205,000, U.S. Treasury Note, 1.375%, due 09/30/2023, value 191,338, par value $163,240,000, U.S. Treasury Note, 2.750%, due 05/31/2023, value 163,324,073] (proceeds $160,262,609)	$160,257,000

TOTAL REPURCHASE AGREEMENTS (Cost $160,257,000)		160,257,000

TOTAL SHORT-TERM INVESTMENTS (Cost $175,117,673)		175,117,673

TOTAL PURCHASED OPTIONS(p) (Cost $756,107): 0.0%		515,511

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (Cost: $1,930,921,437): 98.9%	1,991,117,543

Other Assets in Excess of Liabilities: 1.1%	22,570,988

NET ASSETS: 100.0%	$2,013,688,531

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
PJSC	Public Joint-Stock Company
REMICS	Real Estate Mortgage Investment Conduit
USSW5	USD 5 year swap rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $254,642,851 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, securities sold short and futures positions.
(b)	Illiquid securities at September 30, 2018, at which time the aggregate value of these illiquid securities is $27,885,294 or 1.4% of net assets.
(c)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(d)	Perpetual Call.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2018.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2018.
(h)	Floating Interest Rate.
(i)	When issued security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(k)	Security is currently in default and/or non-income producing.
(l)	Pay-in-kind securities.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	Principal Only security.
(o)	The rate shown represents yield-to-maturity.
(p)	For a breakout of open positions, see details shown in the Schedule of Purchased Options table that follows.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)(Continued)

EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$1,771,715,107

Gross unrealized appreciation	116,198,875
Gross unrealized depreciation	(70,144,199)

Net unrealized appreciation	$46,054,676

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

UNFUNDED LOAN COMMITMENTS — At September 30, 2018, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
GFL Environmental, Inc., 2.750%, 05/30/2025	$40,693	$40,795	$102

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: (5.6)%
(103,629)	Alibaba Group Holding Ltd. ADR*	$(17,073,914)
(10,302)	Bayerische Motoren Werke AG	(930,541)
(27,386)	Cambrex Corp.*	(1,873,202)
(35,774)	Choice Hotels International, Inc.	(2,979,974)
(12,023)	Cigna Corp.	(2,503,790)
(192,023)	ConAgra Foods, Inc.	(6,523,021)
(87,558)	CSX Corp.	(6,483,670)
(30,972)	CVS Health Corp.	(2,438,116)
(13,165)	Daimler AG	(831,682)
(37,876)	DiamondRock Hospitality Co.	(442,013)
(162,459)	Discovery, Inc. Class A*	(5,198,688)
(27,778)	Dover Corp.	(2,459,186)
(6,590)	Eastman Chemical Co.	(630,795)
(46,942)	Energizer Holdings, Inc.	(2,753,148)
(21,712)	Extended Stay America, Inc.	(439,234)
(40,090)	Fiat Chrysler Automobiles N.V.*	(705,689)
(81,044)	Ford Motor Co.	(749,657)
(60,063)	GATX Corp.	(5,200,855)
(24,560)	General Motors Co.	(826,935)
(24,025)	Greenbrier Cos., Inc. (The)	(1,443,903)
(37,167)	Hilton Worldwide Holdings, Inc.	(3,002,350)
(33,080)	Honda Motor Co. Ltd.	(1,002,354)
(14,957)	Hospitality Properties Trust	(431,360)
(63,689)	Host Hotels & Resorts, Inc.	(1,343,838)
(11,602)	International Flavors & Fragrances, Inc.	(1,614,070)
(205,162)	Keurig Dr Pepper, Inc.	(4,753,604)
(7,173)	LINE Corp.*	(303,365)
(33,438)	Lowe’s Cos., Inc.	(3,839,351)
(16,769)	Marathon Petroleum Corp.	(1,341,017)
(21,678)	Marriott International, Inc. Class A	(2,862,146)
(16,805)	Merck KGaA	(1,738,463)
(12,210)	Pennsylvania Real Estate Investment Trust	(115,507)
(22,758)	Peugeot S.A.	(614,498)
(1,991)	PPG Industries, Inc.	(217,278)
(6,194)	Renault S.A.	(536,370)
(3,350)	RPM International, Inc.	(217,549)
(14,493)	Sensient Technologies Corp.	(1,108,859)
(446)	Sherwin-Williams Co. (The)	(203,024)
(252,625)	Tencent Holdings Ltd.	(10,432,767)
(16,860)	Toyota Motor Corp.	(1,053,982)
(22,828)	United Rentals, Inc.*	(3,734,661)
(12,684)	Veoneer, Inc.*	(698,508)
(80,163)	Walt Disney Co. (The)	(9,374,261)
(1,952)	WW Grainger, Inc.	(697,664)

TOTAL COMMON STOCKS (Proceeds $105,797,009)		(113,724,859)

EXCHANGE-TRADED FUNDS: (2.4)%
(67,713)	Consumer Staples Select Sector SPDR Fund	(3,651,762)
(20,421)	Industrial Select Sector SPDR Fund	(1,601,007)
(11,215)	iShares JP Morgan Emerging Markets Bond ETF	(1,209,089)

Shares		Value
(24,086)	iShares Russell 2000 ETF	$(4,059,695)
(22,029)	iShares Russell 2000 Value ETF	(2,929,857)
(65,131)	SPDR S&P 500 ETF Trust	(18,934,884)
(120,367)	SPDR S&P Regional Banking ETF	(7,152,207)
(66,299)	Utilities Select Sector SPDR Fund	(3,490,643)
(62,696)	Vanguard Real Estate ETF	(5,058,313)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $47,309,947)		(48,087,457)

Principal Amount^
CORPORATE BONDS: (0.3)%
	Keurig Dr Pepper, Inc.
(3,478,000)	4.420%, 12/15/2046	(3,185,719)
	Wyndham Destinations, Inc.
(2,866,000)	3.900%, 03/01/2023	(2,665,380)

TOTAL CORPORATE BONDS (Proceeds $5,827,694)		(5,851,099)

TOTAL SECURITIES SOLD SHORT (Proceeds $158,934,650)		(167,663,415)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited) - At September 30, 2018, the Fund had the following forward foreign currency exchange contracts:
						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2018	Fund Delivering	U.S. $ Value at September 30, 2018	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/16/2018	CLP	$122,314	USD	$119,354	$2,960	$—
	10/16/2018	USD	114,898	CLP	122,314	—	(7,416)
Barclays Bank Plc	10/9/2018	MYR	380,499	USD	379,976	523	—
BNP Paribas S.A.	10/9/2018	USD	114,918	SEK	117,772	—	(2,854)
Citibank N.A.	10/9/2018	USD	116,059	JPY	113,676	2,383	—
	10/9/2018	USD	36,525	JPY	35,791	734	—
Credit Suisse International	10/29/2018	USD	2,182,434	COP	2,218,232	—	(35,798)
Deutsche Bank AG	10/24/2018	USD	183,194	BRL	189,706	—	(6,512)
	10/31/2018	USD	651,473	EUR	645,403	6,070	—
	10/31/2018	USD	1,894,148	GBP	1,879,430	14,718	—
Goldman Sachs & Co.	12/14/2018	EUR	1,877,159	USD	1,869,665	7,494	—
	12/14/2018	EUR	683,369	USD	681,943	1,426	—
	12/14/2018	EUR	50,633	USD	50,570	63	—
	12/14/2018	EUR	32,859	USD	33,281	—	(422)
	12/14/2018	EUR	97,874	USD	98,482	—	(608)
	12/14/2018	EUR	312,801	USD	313,443	—	(642)
	12/14/2018	EUR	1,049,608	USD	1,051,602	—	(1,994)
	12/14/2018	EUR	339,579	USD	341,830	—	(2,251)
	12/14/2018	GBP	1,246,916	USD	1,245,786	1,130	—
	12/14/2018	GBP	2,006,723	USD	2,024,700	—	(17,977)
	12/14/2018	USD	88,597	EUR	87,584	1,013	—
	12/14/2018	USD	32,797	EUR	32,391	406	—
	12/14/2018	USD	51,875	EUR	51,568	307	—
	12/14/2018	USD	35,189	EUR	35,081	108	—
	12/14/2018	USD	7,025,304	EUR	7,052,235	—	(26,931)
	12/14/2018	USD	1,165,991	GBP	1,156,672	9,319	—
	12/14/2018	USD	174,096	GBP	173,154	942	—
	12/14/2018	USD	6,840,914	GBP	6,901,264	—	(60,350)
	12/14/2018	USD	1,827,878	NOK	1,898,066	—	(70,188)
HSBC Holdings Plc	10/9/2018	NZD	116,128	USD	113,890	2,238	—
	10/9/2018	USD	114,553	NZD	116,128	—	(1,575)
JPMorgan Chase Bank N.A.	10/1/2018	EUR	71,760	USD	71,711	49	—
	11/9/2018	EUR	805,519	USD	790,317	15,202	—
	11/9/2018	EUR	419,577	USD	411,535	8,042	—
	11/9/2018	EUR	716,614	USD	716,051	563	—
	11/9/2018	EUR	989,148	USD	1,000,351	—	(11,203)
	11/9/2018	USD	6,618,070	EUR	6,571,494	46,576	—
	11/9/2018	USD	475,513	EUR	469,961	5,552	—
	11/9/2018	USD	185,782	EUR	183,415	2,367	—
	11/9/2018	USD	250,393	EUR	248,333	2,060	—
	11/9/2018	USD	162,263	EUR	161,196	1,067	—
	11/9/2018	USD	234,434	EUR	233,416	1,018	—
	11/9/2018	USD	209,481	EUR	209,135	346	—
	11/9/2018	USD	117,192	EUR	116,998	194	—
	11/9/2018	USD	111,328	EUR	111,313	15	—
	11/9/2018	USD	71,931	EUR	71,974	—	(43)
	11/9/2018	USD	153,016	EUR	153,605	—	(589)
	11/9/2018	USD	327,126	EUR	327,818	—	(692)
	11/9/2018	USD	103,342	EUR	105,528	—	(2,186)
Morgan Stanley & Co.	10/9/2018	PEN	306,032	USD	305,154	878	—
	10/9/2018	PHP	267,114	USD	269,022	—	(1,908)
	10/9/2018	USD	115,956	EUR	116,299	—	(343)
	10/10/2018	USD	156,552	EUR	157,016	—	(464)
	10/15/2018	USD	10,151,014	PLN	10,246,042	—	(95,028)
	10/16/2018	THB	194,425	USD	191,850	2,575	—
	10/22/2018	USD	119,842	CHF	118,055	1,787	—
	10/23/2018	USD	115,150	NZD	116,137	—	(987)
	10/24/2018	USD	398,556	GBP	391,971	6,585	—
	10/29/2018	USD	185,281	RUB	186,870	—	(1,589)
	10/31/2018	USD	7,942,165	ZAR	7,982,814	—	(40,649)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2018 (Unaudited)(Continued)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2018	Fund Delivering	U.S. $ Value at September 30, 2018	Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/9/2018	USD	$115,022	ILS	$114,197	$825	$—
	10/9/2018	USD	196,303	SGD	197,589	—	(1,286)

			$63,253,206		$63,498,156	$147,535	$(392,485)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	1,268	253,600,000	$267,211,189	12/31/2018	$(549,143)
CBOE Volatility Index	37	37,000	563,325	12/19/2018	(22,463)

Total Long					$(571,606)

Futures Contracts - Short
5YR U.S. Treasury Notes	(2,027)	(202,700,000)	$(227,989,993)	12/31/2018	$1,409,351
10YR U.S. Treasury Notes	(545)	(54,500,000)	(64,735,782)	12/19/2018	485,130
S&P 500 E Mini Index	(119)	(5,950)	(17,368,050)	12/21/2018	(136,839)
Ultra 10YR. U.S. Treasury Notes	(90)	(9,000,000)	(11,340,000)	12/19/2018	(5,340)
Ultra-Long U.S. Treasury Bonds	(36)	(3,600,000)	(5,554,125)	12/19/2018	(6,039)

Total Short					$1,746,263

Total Futures Contracts					$1,174,657

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 224,760,000	1/05/2020	2.110%	3 Month LIBOR	Semi-Annually	$(2,108,348)	$—	$(2,108,348)
$ 37,840,000	4/13/2020	2.601%	3 Month LIBOR	Semi-Annually	(158,442)	—	(158,442)
$ 210,000,000	7/16/2020	2.826%	3 Month LIBOR	Semi-Annually	(477,374)	—	(477,374)
$ 50,400,000	7/24/2020	2.829%	3 Month LIBOR	Semi-Annually	(115,232)	—	(115,232)
CAD 11,100,000	9/14/2021	2.095%	3 Month CDOR	Semi-Annually	(130,292)	(159)	(130,133)
CAD 26,500,000	9/15/2021	2.110%	3 Month CDOR	Semi-Annually	(302,284)	(390)	(301,894)
CAD 26,500,000	9/15/2021	2.115%	3 Month CDOR	Semi-Annually	(299,349)	(393)	(298,956)
CAD 26,500,000	9/18/2021	2.120%	3 Month CDOR	Semi-Annually	(297,892)	(398)	(297,494)
CAD 20,710,000	9/19/2021	2.070%	3 Month CDOR	Semi-Annually	(255,780)	(291)	(255,489)
CAD 42,255,000	4/09/2022	2.365%	3 Month CDOR	Semi-Annually	(319,525)	—	(319,525)
CAD 4,500,000	9/14/2027	3 Month CDOR	2.351%	Semi-Annually	124,063	90	123,973
CAD 10,800,000	9/15/2027	3 Month CDOR	2.360%	Semi-Annually	291,686	220	291,466
CAD 10,800,000	9/15/2027	3 Month CDOR	2.365%	Semi-Annually	288,329	221	288,108
CAD 10,800,000	9/18/2027	3 Month CDOR	2.386%	Semi-Annually	274,700	226	274,474
CAD 8,340,000	9/19/2027	3 Month CDOR	2.363%	Semi-Annually	224,307	172	224,135
$ 44,530,000	1/05/2028	3 Month LIBOR	2.432%	Quarterly	2,428,955	—	2,428,955

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (CONTINUED)

		Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
CAD 14,880,000	4/09/2028	3 Month CDOR	2.564%	Semi-Annually	238,116	—	238,116
$ 3,526,000	4/11/2028	3 Month LIBOR	2.826%	Quarterly	82,082	—	82,082
$ 46,400,000	7/16/2028	3 Month LIBOR	2.930%	Semi-Annually	708,118	—	708,118

					$195,838	$(702)	$196,540

(1)	Notional amounts are denominated in foreign currency.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
AK Steel Corp. 7.000%, 03/15/2027	12/20/2023	(5.000%)	4.150%		$(9,350,000)	Quarterly	$(326,902)	$(288,265)	$(38,637)
Amkor Technology, Inc. 6.375%, 10/01/2022	12/20/2023	(5.000%)	1.822%		(10,550,000)	Quarterly	(1,517,419)	(1,562,752)	45,333
ArcelorMittal 2.875%, 07/06/2020	12/20/2023	(5.000%)	1.371%	EUR	(2,050,000)	Quarterly	(429,983)	(411,897)	(18,086)
Arrow Electronics, Inc. 6.000%, 04/01/2020	12/20/2023	(1.000%)	0.689%		$(3,000,000)	Quarterly	(44,342)	(45,743)	1,401
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	6/20/2023	(5.000%)	3.259%		(10,450,000)	Quarterly	(713,646)	(677,284)	(36,362)
Avon Products, Inc. 7.000%, 03/15/2023	6/20/2023	(5.000%)	6.692%		(2,800,000)	Quarterly	165,079	467,625	(302,546)
Avon Products, Inc. 6.500%, 03/01/2019	6/20/2023	(5.000%)	6.692%		(10,300,000)	Quarterly	607,253	1,447,063	(839,810)
Barrick Gold Corp. 5.800%, 11/15/2034	12/20/2023	(1.000%)	0.855%		(12,150,000)	Quarterly	(83,006)	2,936	(85,942)
BAT International Finance Plc 2.375%, 01/19/2023	12/20/2023	(1.000%)	0.781%	EUR	(10,350,000)	Quarterly	(134,209)	(161,390)	27,181
Bayer AG 1.875%, 01/25/2021	12/20/2023	(1.000%)	0.701%		(10,100,000)	Quarterly	(179,372)	(206,459)	27,087
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2023	(5.000%)	4.621%		$(7,500,000)	Quarterly	(114,780)	(209,530)	94,750
Block Financial LLC 5.500%, 11/01/2022	6/20/2023	(5.000%)	0.903%		(12,850,000)	Quarterly	(2,264,149)	(2,374,146)	109,997
BNP Paribas S.A. 2.875%, 09/26/2023	12/20/2023	(1.000%)	0.434%	EUR	(4,300,000)	Quarterly	(146,529)	(149,375)	2,846
Campbell Soup Co. 4.250%, 04/15/2021	12/20/2023	(1.000%)	0.938%		$(12,100,000)	Quarterly	(35,119)	(9,690)	(25,429)
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	12/20/2023	(1.000%)	0.614%		(6,550,000)	Quarterly	(120,270)	(122,169)	1,899
Cardinal Health, Inc. 4.625%, 12/15/2020	12/20/2023	(1.000%)	0.903%		(12,150,000)	Quarterly	(55,632)	(21,848)	(33,784)
CDX North America High Yield Index Series 30 5.000%, 06/20/2023	6/20/2023	(5.000%)	3.064%		(161,600,000)	Quarterly	(12,558,841)	(9,095,825)	(3,463,016)
Centrica Plc 6.375%, 03/10/2022	12/20/2023	(1.000%)	0.816%	EUR	(10,300,000)	Quarterly	(112,041)	(89,233)	(22,808)
Cie de Saint-Gobain 0.000%, 03/27/2020	12/20/2023	(1.000%)	0.727%		(4,900,000)	Quarterly	(79,594)	(63,214)	(16,380)
Comcast Corp. 5.700%, 07/01/2019	12/20/2023	(1.000%)	0.527%		$(4,400,000)	Quarterly	(99,533)	(116,529)	16,996
Commerzbank AG 4.000%, 09/16/2020	12/20/2023	(1.000%)	0.874%	EUR	(10,400,000)	Quarterly	(77,512)	(87,890)	10,378
Continental AG 3.125%, 09/09/2020	12/20/2023	(1.000%)	0.747%		(6,250,000)	Quarterly	(93,703)	(113,793)	20,090

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
Credit Agricole S.A. 3.875%, 02/13/2019	12/20/2023	(1.000%)	0.395%	EUR	(4,100,000)	Quarterly	$(149,585)	$(145,503)	$(4,082)
Deutsche Bank AG 1.125%, 08/30/2023	12/20/2023	(1.000%)	1.279%		(10,550,000)	Quarterly	171,129	190,319	(19,190)
Deutsche Lufthansa AG 1.125%, 09/12/2019	12/20/2023	(1.000%)	0.828%		(10,250,000)	Quarterly	(104,512)	(104,970)	458
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2023	(1.000%)	0.625%		$(11,900,000)	Quarterly	(212,367)	(197,815)	(14,552)
Electricite de France S.A. 5.625%, 02/21/2033	12/20/2023	(1.000%)	0.629%	EUR	(150,000)	Quarterly	(3,325)	(3,457)	132
Electrolux AB 1.000%, 12/05/2019	12/20/2023	(1.000%)	0.621%		(10,300,000)	Quarterly	(233,282)	(215,752)	(17,530)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2023	(1.000%)	0.776%		$(8,050,000)	Quarterly	(85,323)	(84,088)	(1,235)
Expedia Group, Inc. 4.500%, 08/15/2024	12/20/2023	(1.000%)	0.813%		(8,250,000)	Quarterly	(72,826)	(63,547)	(9,279)
Fiat Chrysler Automobiles N.V. 4.500%, 04/15/2020	12/20/2023	(5.000%)	1.593%	EUR	(9,000,000)	Quarterly	(1,754,971)	(1,627,665)	(127,306)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2023	(5.000%)	1.671%		$(10,500,000)	Quarterly	(1,592,109)	(1,580,791)	(11,318)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	12/20/2023	(1.000%)	1.746%		(8,950,000)	Quarterly	303,200	427,580	(124,380)
Frontier Communications Corp. 9.000%, 08/15/2031	6/20/2023	(5.000%)	15.857%		(5,300,000)	Quarterly	1,488,087	1,436,688	51,399
Gap, Inc. (The) 5.950%, 04/12/2021	12/20/2023	(1.000%)	1.560%		(12,450,000)	Quarterly	319,088	301,326	17,762
General Electric Co. 2.700%, 10/09/2022	12/20/2023	(1.000%)	0.787%		(12,000,000)	Quarterly	(120,784)	(172,393)	51,609
General Mills, Inc. 3.150%, 12/15/2021	12/20/2023	(1.000%)	0.652%		(11,500,000)	Quarterly	(190,420)	(199,290)	8,870
General Motors Co. 3.500%, 10/02/2018	12/20/2023	(5.000%)	1.324%		(10,250,000)	Quarterly	(1,741,411)	(1,744,134)	2,723
Glencore Finance Europe Ltd. 6.500%, 02/27/2019	12/20/2023	(5.000%)	1.701%	EUR	(9,000,000)	Quarterly	(1,691,562)	(1,575,247)	(116,315)
HP, Inc. 4.650%, 12/09/2021	12/20/2023	(1.000%)	0.483%		$(2,200,000)	Quarterly	(54,509)	(52,896)	(1,613)
Imperial Brands Finance Plc 1.375%, 01/27/2025	6/20/2023	(1.000%)	0.773%	EUR	(2,050,000)	Quarterly	(25,036)	(24,599)	(437)
Imperial Brands Finance Plc 6.250%, 12/04/2018	6/20/2023	(1.000%)	0.773%		(2,050,000)	Quarterly	(25,035)	(27,957)	2,922
International Paper Co. 7.500%, 08/15/2021	12/20/2023	(1.000%)	0.635%		$(5,250,000)	Quarterly	(91,063)	(76,487)	(14,576)
Intesa Sanpaolo SpA 2.000%, 06/18/2021	12/20/2023	(1.000%)	1.639%	EUR	(6,150,000)	Quarterly	224,693	201,262	23,431
ITV Plc 2.125%, 09/21/2022	6/20/2023	(5.000%)	1.143%		(1,900,000)	Quarterly	(389,148)	(404,012)	14,864
Kinder Morgan, Inc. 3.050%, 12/01/2019	12/20/2023	(1.000%)	0.699%		$(7,950,000)	Quarterly	(113,518)	(94,488)	(19,030)
Koninklijke KPN N.V. 7.500%, 02/04/2019	12/20/2023	(1.000%)	0.774%	EUR	(4,300,000)	Quarterly	(57,662)	(46,372)	(11,290)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
Kraft Heinz Foods Co. 6.375%, 07/15/2028	12/20/2023	(1.000%)	0.766%		$(12,050,000)	Quarterly	$(133,538)	$(138,017)	$4,479
L Brands, Inc. 5.625%, 10/15/2023	12/20/2023	(1.000%)	3.422%		(13,600,000)	Quarterly	1,396,133	1,584,427	(188,294)
Lennar Corp. 4.750%, 04/01/2021	12/20/2023	(5.000%)	1.377%		(2,150,000)	Quarterly	(359,160)	(356,719)	(2,441)
Marks & Spencer Plc 6.125%, 12/02/2019	12/20/2023	(1.000%)	1.447%	EUR	(50,000)	Quarterly	1,288	1,314	(26)
McKesson Corp. 7.650%, 03/01/2027	12/20/2023	(1.000%)	0.807%		$(12,100,000)	Quarterly	(110,409)	(79,121)	(31,288)
METRO AG 3.375%, 03/01/2019	12/20/2023	(1.000%)	1.495%	EUR	(8,450,000)	Quarterly	240,798	164,470	76,328
Morgan Stanley 3.750%, 02/25/2023	12/20/2023	(1.000%)	0.551%		$(4,200,000)	Quarterly	(89,944)	(68,865)	(21,079)
Nabors Industries, Inc. 5.500%, 01/15/2023	12/20/2023	(1.000%)	3.325%		(13,400,000)	Quarterly	1,325,767	1,459,612	(133,845)
Naturgy Capital Markets S.A. 4.500%, 01/27/2020	12/20/2023	(1.000%)	0.725%	EUR	(150,000)	Quarterly	(2,451)	(2,720)	269
Newell Brands, Inc. 3.850%, 04/01/2023	12/20/2023	(1.000%)	1.657%		$(12,500,000)	Quarterly	374,236	409,862	(35,626)
Newmont Mining Corp. 5.875%, 04/01/2035	12/20/2023	(1.000%)	0.865%		(4,050,000)	Quarterly	(25,733)	(17,334)	(8,399)
Next Plc 5.375%, 10/26/2021	12/20/2023	(1.000%)	0.998%	EUR	(150,000)	Quarterly	(15)	179	(194)
Olin Corp. 5.500%, 08/15/2022	12/20/2023	(1.000%)	1.446%		$(6,050,000)	Quarterly	124,183	125,657	(1,474)
Omnicom Group, Inc. / Omnicom Capital, Inc. 4.450%, 08/15/2020	12/20/2023	(1.000%)	0.631%		(11,900,000)	Quarterly	(208,784)	(201,639)	(7,145)
Peugeot S.A. 2.375%, 04/14/2023	12/20/2023	(5.000%)	1.234%	EUR	(100,000)	Quarterly	(21,897)	(22,167)	270
Pitney Bowes, Inc. 4.700%, 04/01/2023	12/20/2023	(1.000%)	4.875%		$(14,500,000)	Quarterly	2,246,595	2,387,784	(141,189)
PostNL N.V. 7.500%, 08/14/2018	6/20/2023	(1.000%)	0.615%	EUR	(10,300,000)	Quarterly	(215,049)	(259,726)	44,677
Publicis Groupe S.A. 1.125%, 12/16/2021	12/20/2023	(1.000%)	0.717%		(9,800,000)	Quarterly	(164,836)	(148,541)	(16,295)
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2023	(5.000%)	1.376%		$(10,700,000)	Quarterly	(1,630,551)	(1,646,195)	15,644
Radian Group, Inc. 5.250%, 06/15/2020	6/20/2023	(5.000%)	0.950%		(7,950,000)	Quarterly	(1,382,104)	(1,140,205)	(241,899)
Renault S.A. 3.125%, 03/05/2021	12/20/2023	(1.000%)	1.024%	EUR	(10,500,000)	Quarterly	14,857	30,211	(15,354)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	6/20/2023	(5.000%)	5.838%		$(24,100,000)	Quarterly	734,262	1,567,313	(833,051)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	12/20/2023	(5.000%)	6.443%		(8,500,000)	Quarterly	461,288	356,500	104,788
Ryder System, Inc. 2.550%, 06/01/2019	12/20/2023	(1.000%)	0.685%		(6,000,000)	Quarterly	(89,794)	(116,963)	27,169
Schaeffler Finance B.V. 2.500%, 05/15/2020	12/20/2023	(5.000%)	1.122%	EUR	(8,550,000)	Quarterly	(1,937,250)	(2,015,795)	78,545
Societe Generale S.A. 4.000%, 06/07/2023	12/20/2023	(1.000%)	0.448%		(10,000,000)	Quarterly	(331,794)	(334,901)	3,107

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2023	(1.000%)	1.599%	EUR	(10,600,000)	Quarterly	$365,681	$213,937	$151,744
Target Corp. 3.875%, 07/15/2020	12/20/2023	(1.000%)	0.377%		$(11,600,000)	Quarterly	(347,900)	(353,101)	5,201
Telecom Italia SpA 5.375%, 01/29/2019	12/20/2023	(1.000%)	2.412%	EUR	(2,050,000)	Quarterly	160,057	144,476	15,581
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	12/20/2023	(1.000%)	1.177%		(100,000)	Quarterly	1,032	1,065	(33)
Tesco Plc 6.125%, 02/24/2022	12/20/2023	(1.000%)	1.025%		(100,000)	Quarterly	150	119	31
thyssenkrupp AG 3.125%, 10/25/2019	12/20/2023	(1.000%)	1.345%		(5,350,000)	Quarterly	106,949	103,461	3,488
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2023	(1.000%)	1.701%		$(2,100,000)	Quarterly	66,876	66,876	—
UniCredit SpA 2.125%, 10/24/2026	12/20/2023	(1.000%)	1.565%	EUR	(10,600,000)	Quarterly	343,359	274,034	69,325
United States Steel Corp. 6.650%, 06/01/2037	12/20/2023	(5.000%)	2.240%		$(8,350,000)	Quarterly	(1,025,168)	(890,297)	(134,871)
United Utilities Plc 6.875%, 08/15/2028	12/20/2023	(1.000%)	0.819%	EUR	(10,350,000)	Quarterly	(110,860)	(88,218)	(22,642)
Valeo S.A. 3.250%. 01/22/2024	12/20/2023	(1.000%)	1.053%		(10,400,000)	Quarterly	32,218	(3,180)	35,398
Vodafone Group Plc 1.000%, 09/11/2020	12/20/2023	(1.000%)	0.779%		(4,050,000)	Quarterly	(53,015)	(46,792)	(6,223)
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2023	(1.000%)	1.056%		(4,100,000)	Quarterly	13,401	(4,885)	18,286
Weatherford International Ltd. 4.500%, 04/15/2022	6/20/2023	(1.000%)	7.324%		$(5,100,000)	Quarterly	1,095,981	1,321,500	(225,519)
Wells Fargo & Co. 3.069%, 01/24/2023	12/20/2023	(1.000%)	0.437%		(8,600,000)	Quarterly	(232,204)	(227,760)	(4,444)
Wendel S.A. 3.750%, 01/21/2021	12/20/2023	(5.000%)	1.029%	EUR	(100,000)	Quarterly	(23,293)	(24,001)	708
Whirlpool Corp. 4.850%, 06/15/2021	12/20/2023	(1.000%)	1.154%		$(12,150,000)	Quarterly	87,107	83,211	3,896
WPP Finance S.A. 6.375%, 11/06/2020	12/20/2023	(1.000%)	0.862%	EUR	(8,400,000)	Quarterly	(68,241)	(47,633)	(20,608)

Total Buy Protection							$(23,988,273)	$(17,712,463)	$(6,275,810)

Sell Protection
Accor S.A. 2.625%, 02/05/2021	12/20/2023	1.000%	0.611%	EUR	10,250,000	Quarterly	$238,200	$248,039	$(9,839)
Advanced Micro Devices, Inc. 7.500%, 08/15/2022	12/20/2023	5.000%	0.875%		$4,900,000	Quarterly	951,879	976,318	(24,439)
AES Corp. 4.875%, 05/15/2023	12/20/2023	5.000%	1.164%		10,250,000	Quarterly	1,829,449	1,847,946	(18,497)
Ahold Finance LLC 6.875%, 05/01/2029	12/20/2023	1.000%	0.465%	EUR	6,650,000	Quarterly	213,909	234,127	(20,218)
Akzo Nobel N.V. 4.000%, 12/17/2018	12/20/2023	1.000%	0.490%		2,200,000	Quarterly	67,375	66,659	716
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	12/20/2023	5.000%	2.766%		$10,900,000	Quarterly	1,060,023	1,166,753	(106,730)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
American International Group, Inc. 6.250%, 05/01/2036	12/20/2023	1.000%	0.890%		$11,000,000	Quarterly	$56,932	$37,438	$19,494
Anglo American Capital Plc 4.125%, 04/15/2021	12/20/2023	5.000%	1.412%	EUR	6,350,000	Quarterly	1,314,344	1,332,907	(18,563)
AT&T, Inc. 2.450%, 06/30/2020	12/20/2023	1.000%	0.848%		$6,550,000	Quarterly	47,054	38,954	8,100
AutoZone, Inc. 2.500%, 04/15/2021	12/20/2023	1.000%	0.616%		11,950,000	Quarterly	218,601	235,526	(16,925)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	6/20/2023	5.000%	3.259%		11,650,000	Quarterly	795,595	1,094,456	(298,861)
Avnet, Inc. 4.875%, 12/01/2022	12/20/2023	1.000%	0.791%		12,000,000	Quarterly	118,602	110,084	8,518
Avon Products, Inc. 7.000%, 03/15/2023	6/20/2023	5.000%	6.692%		7,100,000	Quarterly	(418,592)	(818,187)	399,595
BAT International Finance Plc 2.375%, 01/19/2023	12/20/2023	1.000%	0.781%	EUR	150,000	Quarterly	1,946	2,072	(126)
Berkshire Hathaway, Inc. 2.750%, 03/15/2023	12/20/2023	1.000%	0.623%		$11,950,000	Quarterly	214,297	223,346	(9,049)
Block Financial LLC 5.500%, 11/01/2022	6/20/2023	5.000%	0.903%		8,500,000	Quarterly	1,497,687	1,448,519	49,168
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2023	5.000%	2.635%		10,900,000	Quarterly	1,127,864	1,179,375	(51,511)
Boston Scientific Corp. 6.000%, 01/15/2020	12/20/2023	1.000%	0.377%		2,350,000	Quarterly	70,421	71,533	(1,112)
Carlsberg Breweries A/S 2.625%, 11/15/2022	12/20/2023	1.000%	0.412%	EUR	10,100,000	Quarterly	358,108	360,248	(2,140)
Carrefour S.A. 1.750%, 05/22/2019	12/20/2023	1.000%	0.864%		10,300,000	Quarterly	82,738	78,614	4,124
CenturyLink, Inc. 6.150%, 09/15/2019	12/20/2023	1.000%	2.915%		$13,200,000	Quarterly	(1,093,896)	(1,055,768)	(38,128)
Chesapeake Energy Corp. 6.625%, 08/15/2020	12/20/2023	5.000%	4.299%		12,000,000	Quarterly	344,195	120,876	223,319
CIT Group, Inc. 5.000%, 08/15/2022	12/20/2023	5.000%	1.052%		4,100,000	Quarterly	756,692	756,497	195
CNH Industrial Finance Europe S.A. 2.750%, 03/18/2019	12/20/2023	5.000%	1.054%	EUR	4,150,000	Quarterly	959,389	1,000,274	(40,885)
Conagra Brands, Inc. 7.000%, 10/01/2028	12/20/2023	1.000%	0.716%		$12,000,000	Quarterly	161,748	154,869	6,879
Darden Restaurants, Inc. 3.850%, 05/01/2027	12/20/2023	1.000%	0.469%		6,200,000	Quarterly	157,674	161,841	(4,167)
Diamond Offshore Drilling, Inc. 3.450%, 11/01/2023	12/20/2023	1.000%	2.766%		13,250,000	Quarterly	(1,018,880)	(1,263,704)	244,824
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2023	5.000%	5.164%		9,450,000	Quarterly	(61,566)	(93,235)	31,669
Domtar Corp. 4.400%, 04/01/2022	12/20/2023	1.000%	0.751%		12,000,000	Quarterly	141,596	68,792	72,804
Electricite de France S.A. 5.625%, 02/21/2033	12/20/2023	1.000%	0.629%	EUR	10,350,000	Quarterly	229,404	205,334	24,070

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
Electrolux AB 1.000%, 12/05/2019	12/20/2023	1.000%	0.621%	EUR	100,000	Quarterly	$2,265	$2,363	$(98)
Enel SpA 5.250%, 05/20/2024	12/20/2023	1.000%	0.985%		2,650,000	Quarterly	2,307	8,989	(6,682)
Eni SpA 4.250%, 02/03/2020	12/20/2023	1.000%	0.656%		6,200,000	Quarterly	127,284	117,412	9,872
Experian Finance Plc 4.750%, 11/23/2018	12/20/2023	1.000%	0.448%		8,450,000	Quarterly	280,332	293,177	(12,845)
Fiat Chrysler Automobiles N.V. 4.500%, 04/15/2020	12/20/2023	5.000%	1.593%		100,000	Quarterly	19,500	20,097	(597)
First Data Corp. 7.000%, 12/01/2023	12/20/2023	5.000%	1.279%		$6,150,000	Quarterly	1,059,579	1,101,179	(41,600)
FirstEnergy Corp. 7.375%, 11/15/2031	12/20/2023	1.000%	0.624%		12,000,000	Quarterly	214,693	218,925	(4,232)
Fortum OYJ 6.000%, 03/20/2019	12/20/2023	1.000%	0.487%	EUR	4,300,000	Quarterly	132,336	140,316	(7,980)
Frontier Communications Corp. 9.000%, 08/15/2031	6/20/2023	5.000%	15.857%		$5,300,000	Quarterly	(1,488,087)	(1,408,500)	(79,587)
Glencore Finance Europe Ltd. 3.375%, 09/30/2020	12/20/2023	5.000%	1.701%	EUR	50,000	Quarterly	9,398	9,570	(172)
Goodyear Tire & Rubber Co. 7.000%, 03/15/2028	12/20/2023	5.000%	2.153%		$2,050,000	Quarterly	260,526	287,837	(27,311)
HCA, Inc. 7.500%, 02/15/2022	12/20/2023	5.000%	0.940%		10,250,000	Quarterly	1,954,569	1,987,631	(33,062)
Hess Corp. 3.500%, 07/15/2024	12/20/2023	1.000%	0.945%		12,150,000	Quarterly	31,469	15,811	15,658
Iberdrola International B.V. 2.875%, 11/11/2020	12/20/2023	1.000%	0.648%	EUR	10,250,000	Quarterly	215,191	172,781	42,410
Imperial Brands Finance Plc 6.250%, 12/04/2018	6/20/2023	1.000%	0.773%		4,100,000	Quarterly	50,072	51,720	(1,648)
International Lease Finance Corp. 8.250%, 12/15/2020	12/20/2023	5.000%	0.855%		$10,100,000	Quarterly	1,973,381	2,003,149	(29,768)
ITV Plc 2.125%, 09/21/2022	6/20/2023	5.000%	1.143%	EUR	8,850,000	Quarterly	1,812,613	1,955,191	(142,578)
Kohl’s Corp. 4.000%, 11/01/2021	12/20/2023	1.000%	1.197%		$12,200,000	Quarterly	(111,568)	(80,252)	(31,316)
Kroger Co. (The) 6.150%, 01/15/2020	12/20/2023	1.000%	0.847%		6,150,000	Quarterly	44,311	55,268	(10,957)
Lincoln National Corp. 6.250%, 02/15/2020	12/20/2023	1.000%	0.836%		7,350,000	Quarterly	56,860	55,575	1,285
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	12/20/2023	1.000%	1.582%		12,500,000	Quarterly	(332,771)	(329,260)	(3,511)
Marks & Spencer Plc 6.125%, 12/02/2019	12/20/2023	1.000%	1.447%	EUR	10,700,000	Quarterly	(275,701)	(303,927)	28,226
MBIA, Inc. 6.625%, 10/01/2028	12/20/2023	5.000%	2.845%		$5,600,000	Quarterly	523,602	511,031	12,571
MDC Holdings, Inc. 5.625%, 02/01/2020	12/20/2023	1.000%	1.652%		7,100,000	Quarterly	(211,048)	(160,930)	(50,118)
Mondelez International, Inc. 4.000%, 02/01/2024	12/20/2023	1.000%	0.495%		11,850,000	Quarterly	286,380	313,606	(27,226)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2023	1.000%	0.685%		$12,000,000	Quarterly	$179,671	$188,673	$(9,002)
Naturgy Capital Markets S.A. 4.500%, 01/27/2020	12/20/2023	1.000%	0.725%	EUR	10,400,000	Quarterly	169,914	118,065	51,849
Navient Corp. 5.500%, 01/25/2023	12/20/2023	5.000%	2.515%		$4,150,000	Quarterly	453,577	499,129	(45,552)
Next Plc 5.375%, 10/26/2021	12/20/2023	1.000%	0.998%	EUR	10,550,000	Quarterly	1,059	(51,293)	52,352
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2023	1.000%	1.259%		$12,300,000	Quarterly	(147,671)	(175,988)	28,317
NRG Energy, Inc. 6.250%, 07/15/2022	12/20/2023	5.000%	1.338%		10,350,000	Quarterly	1,750,268	1,725,313	24,955
Pearson Funding Five Plc 1.375%, 05/06/2025	12/20/2023	1.000%	0.531%	EUR	4,250,000	Quarterly	119,483	128,450	(8,967)
Pernod Ricard S.A. 4.250%, 07/15/2022	12/20/2023	1.000%	0.469%		10,100,000	Quarterly	322,490	359,883	(37,393)
Peugeot S.A. 2.375%, 04/14/2023	12/20/2023	5.000%	1.234%		8,800,000	Quarterly	1,926,904	1,948,734	(21,830)
PostNL N.V. 1.000%, 11/21/2024	6/20/2023	1.000%	0.615%		7,250,000	Quarterly	151,369	157,052	(5,683)
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2023	5.000%	1.376%		$10,700,000	Quarterly	1,637,311	1,921,024	(283,713)
Radian Group, Inc. 5.250%, 06/15/2020	6/20/2023	5.000%	0.950%		4,300,000	Quarterly	747,552	686,780	60,772
Renault S.A. 3.125%, 03/05/2021	12/20/2023	1.000%	1.024%	EUR	200,000	Quarterly	(283)	(238)	(45)
Repsol International Finance B.V. 4.875%, 02/19/2019	12/20/2023	1.000%	0.643%		10,250,000	Quarterly	218,137	209,978	8,159
Rolls-Royce Plc 6.750%, 04/30/2019	12/20/2023	1.000%	0.787%		10,300,000	Quarterly	129,741	121,804	7,937
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022	12/20/2023	5.000%	0.845%		$10,150,000	Quarterly	2,002,880	1,985,792	17,088
RR Donnelley & Sons Co. 7.875%, 03/15/2021	6/20/2023	5.000%	5.838%		19,950,000	Quarterly	(607,823)	(628,562)	20,739
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2023	1.000%	0.750%		12,000,000	Quarterly	142,298	146,128	(3,830)
Simon Property Group L.P. 4.375%, 03/01/2021	12/20/2023	1.000%	0.632%		8,200,000	Quarterly	143,673	145,600	(1,927)
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2023	5.000%	2.475%		2,150,000	Quarterly	239,130	242,214	(3,084)
Stora Enso OYJ 2.125%, 06/16/2023	12/20/2023	5.000%	0.757%	EUR	6,150,000	Quarterly	1,548,600	1,555,709	(7,109)
Tate & Lyle International Finance Plc 6.750%, 11/25/2019	12/20/2023	1.000%	0.621%		10,200,000	Quarterly	230,839	248,070	(17,231)
TEGNA, Inc. 4.875%, 09/15/2021	12/20/2023	5.000%	2.302%		$2,050,000	Quarterly	245,347	233,694	11,653
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	12/20/2023	1.000%	1.177%	EUR	10,600,000	Quarterly	(109,463)	(130,695)	21,232
Tesco Plc 6.000%, 12/14/2029	12/20/2023	1.000%	1.025%		10,500,000	Quarterly	(15,777)	(31,062)	15,285

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(4)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
Transocean, Inc. 5.800%, 10/15/2022	12/20/2023	1.000%	2.715%	$11,250,000	Quarterly	$(841,620)	$(998,200)	$156,580
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 8.250%, 10/15/2023	12/20/2023	5.000%	5.845%	7,700,000	Quarterly	(250,511)	(192,500)	(58,011)
Verizon Communications, Inc. 2.550%, 06/17/2019	12/20/2023	1.000%	0.555%	11,950,000	Quarterly	253,780	269,526	(15,746)
Viacom, Inc. 6.875%, 04/30/2036	12/20/2023	1.000%	0.953%	4,250,000	Quarterly	9,298	(399)	9,697
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2023	1.000%	1.056%	EUR 4,100,000	Quarterly	(13,402)	(5,479)	(7,923)
Weatherford International Ltd. 4.500%, 04/15/2022	6/20/2023	1.000%	7.324%	$15,250,000	Quarterly	(3,277,196)	(2,860,312)	(416,884)
Wendel S.A. 3.750%, 01/21/2021	12/20/2023	5.000%	1.029%	EUR 8,700,000	Quarterly	2,026,550	2,031,101	(4,551)
Weyerhaeuser Co. 7.125%, 07/15/2023	12/20/2023	1.000%	0.475%	$11,800,000	Quarterly	296,804	300,888	(4,084)
Xerox Corp. 2.750%, 09/01/2020	12/20/2023	1.000%	2.038%	3,150,000	Quarterly	(146,617)	(148,302)	1,685
Yum! Brands, Inc. 3.875%, 11/01/2020	12/20/2023	1.000%	1.034%	12,150,000	Quarterly	(19,461)	(44,603)	25,142

Total Sell Protection						$26,577,132	$26,985,236	$(408,104)

Total						$2,588,859	$9,272,773	$(6,683,914)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 30.

(4)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Enel SpA 5.250%, 05/20/2024	6/20/2023	Bank of America N.A.	(1.000%)	0.895%	EUR	(2,000,000)	Quarterly	$(11,371)	$(1,095)	$(10,276)
Thomas Cook Group Plc 6.250%, 06/15/2022	12/20/2023	JPMorgan Chase Bank N.A.	(5.000%)	3.188%		(800,000)	Quarterly	(77,549)	(95,278)	17,729
CDX Emerging Markets Index Series 30 1.000%, 12/20/2023	12/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	1.917%		$(5,825,000)	Quarterly	244,751	283,677	(38,926)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2018 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (Continued)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2018	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
iTraxx Asia ex-Japan Investment Grade Index Series 30 1.000%, 12/20/2023	12/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	0.804%		$(4,750,000)	Quarterly	$(43,903)	$(39,931)	$(3,972)

Total Buy Protection								$111,928	$147,373	$(35,445)

Sell Protection
Hapag-Lloyd AG 6.750%, 02/01/2022	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	5.298%	EUR	5,200,000	Quarterly	$(76,283)	$(88,925)	$12,642
Intrum AB 3.125%, 07/15/2024	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	3.853%		3,250,000	Quarterly	193,840	196,750	(2,910)
Premier Foods Finance Plc 5.737%, 07/15/2022	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	2.377%		4,650,000	Quarterly	675,250	624,956	50,294
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	2.475%		$4,500,000	Quarterly	500,506	507,407	(6,901)
United Continental Holdings, Inc. 5.000%, 02/01/2024	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	1.872%		10,650,000	Quarterly	1,504,746	1,451,330	53,416

Total Sell Protection								$2,798,059	$2,691,518	$106,541

Total								$2,909,987	$2,838,891	$71,096

(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation(1)	Maturity Date	Counterparty	Fund Pays/Receives Floating Rate	Floating Rate Index and Spread(2)	Notional Amount(3)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
First Group Plc GBP	4/12/2019	Morgan Stanley & Co.	Pays	1 Month GBP LIBOR + 0.900%	GBP (578,490)	Monthly	$—	$—	$—

(1)	The Fund receives payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.
(2)	During the period, the Fund received periodic payments of $2,105,075 and made periodic payments of $651,477.
(3)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at September 30, 2018 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Altra Industrial Motion Corp.	Goldman Sachs & Co.	$43.00	10/19/2018	456	1,883,280	$22,800	$23,181	$(381)
Keurig Dr Pepper, Inc.	Goldman Sachs & Co.	25.00	10/19/2018	556	1,288,252	8,340	77,002	(68,662)
Put
Akorn, Inc.	Goldman Sachs & Co.	12.50	10/19/2018	64	83,072	17,600	16,895	705
Akorn, Inc.	Goldman Sachs & Co.	15.00	10/19/2018	228	295,944	99,180	81,461	17,719
Athenahealth, Inc.	Goldman Sachs & Co.	130.00	10/19/2018	226	3,019,360	51,980	129,293	(77,313)
Papa John’s International, Inc.	Goldman Sachs & Co.	45.00	1/18/2019	548	2,810,144	101,380	137,277	(35,897)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	35.00	1/18/2019	881	4,081,673	26,430	28,569	(2,139)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	36.00	1/18/2019	1,870	8,663,710	56,100	73,791	(17,691)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	37.00	1/18/2019	381	1,765,173	15,240	17,333	(2,093)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	38.00	1/18/2019	23	106,559	690	1,169	(479)
Walt Disney Co. (The)	Goldman Sachs & Co.	105.00	1/18/2019	45	526,230	4,995	11,970	(6,975)

Total						404,735	597,941	(193,206)

CURRENCY OPTIONS
Put
EUR Put/GBP Call	Deutsche Bank AG	0.90	1/14/2019	3,284,000	3,284,000	81,985	114,621	(32,636)
EXCHANGE TRADED FUNDS
Put
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	28.00	10/19/2018	457	1,260,406	28,791	43,545	(14,754)

Total Purchased Options						$515,511	$756,107	$(240,596)

SCHEDULE OF WRITTEN OPTIONS at September 30, 2018 (Unaudited)
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Athenahealth, Inc.	Goldman Sachs & Co.	$150.00	10/19/2018	(226)	(3,019,360)	$(4,520)	$(23,341)	$18,821
Athenahealth, Inc.	Goldman Sachs & Co.	155.00	10/19/2018	(67)	(895,120)	(4,690)	(9,994)	5,304
Discovery, Inc.	Goldman Sachs & Co.	32.50	10/19/2018	(279)	(892,800)	(16,740)	(31,604)	14,864
Papa John’s International, Inc.	Goldman Sachs & Co.	54.00	10/19/2018	(274)	(1,405,072)	(23,290)	(18,466)	(4,824)
Papa John’s International, Inc.	Goldman Sachs & Co.	55.00	10/19/2018	(274)	(1,405,072)	(16,440)	(14,839)	(1,601)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	46.00	10/19/2018	(708)	(3,280,164)	(42,480)	(32,681)	(9,799)
Put
Altra Industrial Motion Corp.	Goldman Sachs & Co.	40.00	10/19/2018	(358)	(1,478,540)	(17,900)	(23,203)	5,303

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTION at September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS (Continued)
Put (Continued)
Athenahealth, Inc.	Goldman Sachs & Co.	120.00	10/19/2018	(168)	2,244,480	$(13,440)	$(41,860)	$28,420
Athenahealth, Inc.	Gmoldman Sachs & Co.	125.00	10/19/2018	(58)	(774,880)	(6,090)	(7,202)	1,112
Discovery, Inc.	Goldman Sachs & Co.	30.00	10/19/2018	(279)	(892,800)	(8,649)	(11,175)	2,526
Papa John’s International, Inc.	Goldman Sachs & Co.	46.00	10/19/2018	(548)	(2,810,144)	(19,180)	(35,870)	16,690
Xerox Corp.	Goldman Sachs & Co.	27.00	10/19/2018	(278)	(750,044)	(20,850)	(17,838)	(3,012)

Total						(194,269)	(268,073)	73,804

EXCHANGE TRADED FUNDS
Put
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	287.00	10/5/2018	(17)	(494,224)	(955)	(955)	—
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	288.00	10/5/2018	(17)	(494,224)	(1,210)	(1,210)	—
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	289.00	10/5/2018	(16)	(465,152)	(1,442)	(1,442)	—

Total						(3,607)	(3,607)	—

Total Written Options						$(197,876)	$(271,680)	$73,804

Litman Gregory Masters High Income Alternatives Fund(a)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2018 (Unaudited)

Shares	Value
TOTAL INVESTMENTS (Cost: $0): 0.0%	$0

Other Assets in Excess of Liabilities: 100.0%	60,901,815

NET ASSETS: 100.0%	$60,901,815

(a)	Commenced operations on September 28, 2018. No investments held at September 30, 2018.

Litman Gregory Funds Trust

NOTES TO THE SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2018, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial Futures Contracts. The Alternative Strategies Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2018, the Alternative Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a

Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2018, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2018. These assets and liabilities are measured on a recurring basis.

Equity Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$318,644,408	$—	$—	$318,644,408

Total Equity	318,644,408	—	—	318,644,408

Short-Term Investments
Repurchase Agreements	—	25,282,000	—	25,282,000

Total Investments in Securities	$318,644,408	$25,282,000	$—	$343,926,408

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2018.

International Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity
Common Stocks
Australia	$5,254,369	$—	$—	$5,254,369
Belgium	22,179,158	—	—	22,179,158
Bermuda	21,897,653	—	—	21,897,653
Canada	10,079,350	—	—	10,079,350
China	21,747,387	—	—	21,747,387
Colombia	4,533,533	—	—	4,533,533
Denmark	12,182,199	—	—	12,182,199

Finland	10,398,023	—	—	10,398,023
France	69,896,815	—	—	69,896,815
Germany	40,801,778	—	—	40,801,778
Greece	4,733,326	—	—	4,733,326
Hong Kong	34,540,482	—	—	34,540,482
Israel	11,930,609	—	—	11,930,609
Italy	3,973,282	—	—	3,973,282
Japan	44,100,821	—	—	44,100,821
Mexico	5,047,846	—	—	5,047,846
Monaco	5,612,863	—	—	5,612,863
Netherlands	67,074,183	—	—	67,074,183
Norway	5,601,000	—	—	5,601,000
Russia	5,186,206	—	—	5,186,206
South Africa	6,386,777	—	—	6,386,777
Spain	6,611,999	8,325,664	—	14,937,663
Switzerland	17,385,433	—	—	17,385,433
Taiwan	1,901,484	—	—	1,901,484
United Kingdom	83,088,473	—	—	83,088,473
United States	30,580,682	—	—	30,580,682

Total Equity	552,725,731	8,325,664	—	561,051,395

Short-Term Investments
United States	—	14,168,000	—	14,168,000

Total Short-Term Investments	—	14,168,000	—	14,168,000

Total Investments in Securities	$552,725,731	$22,493,664	$—	$575,219,395

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(108,205)	$—	$—	$(108,205)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no transfers between any levels in the Fund as of September 30, 2018.

Smaller Companies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$29,425,015	$—	$—	$29,425,015

Total Equity	29,425,015	—	—	29,425,015

Short-Term Investments
Repurchase Agreements	—	3,443,000	—	3,443,000

Total Investments in Securities	$29,425,015	$3,443,000	$—	$32,868,015

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2018.

Alternative Strategies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Description
Equity(a)
Common Stocks	$504,913,237	$9,104,775	$1,361,991	**	$515,380,003
Exchange-Traded Funds	15,033,545	—	—		15,033,545
Limited Partnerships	—	—	2,694,317	**	2,694,317
Preferred Stocks	1,638,346	—	1,524,688	**	3,163,034

Total Equity	521,585,128	9,104,775	5,580,996	**	536,270,899

Rights/Warrants	—	95,086	—		95,086
Short-Term Investments

Treasury Bills	—	14,860,673	—		14,860,673
Repurchase Agreements	—	160,257,000	—		160,257,000

Total Short-Term Investments	—	175,117,673	—		175,117,673

Fixed Income
Asset-Backed Securities	—	190,513,262	3,783,004	**	194,296,266
Bank Loans	—	74,806,423	797,900	**	75,604,323
Convertible Bonds	—	20,110,738	—		20,110,738
Corporate Bonds	—	530,541,856	994,786	**	531,536,642
Government Securities & Agency Issue	—	63,125,713	—		63,125,713
Mortgage-Backed Securities	—	376,402,886	1,381	(1)	376,404,267
Municipal Bonds	—	18,040,425	—		18,040,425

Total Fixed Income	—	1,273,541,303	5,577,071	**	1,279,118,374

Purchased Options	433,526	81,985	—		515,511

Total Investments in Securities	$522,018,654	$1,457,940,822	$11,158,067	**	$1,991,117,543

Fixed Income
Unfunded Loan Commitments	—	40,795	—		40,795

Total Investments in Securities in Assets	$522,018,654	$1,457,981,617	$11,158,067	**	$1,991,158,338

Short Sales
Common Stocks	(113,724,859)	—	—		(113,724,859)
Exchange-Traded Funds	(48,087,457)	—	—		(48,087,457)
Corporate Bonds	—	(5,851,099)	—		(5,851,099)

Total Short Sales	(161,812,316)	(5,851,099)	—		(167,663,415)

Total Investments in Securities in Liabilities	$(161,812,316)	$(5,851,099)	$—		$(167,663,415)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(244,950)	$—	$—		$(244,950)
Futures	1,174,657	—	—		1,174,657
Swaps - Interest Rate	—	196,540	—		196,540
Swaps - Credit Default	—	(6,612,818)	—		(6,612,818)
Swaps - Total Return	—	0	—		0
Written Options	(197,876)	—	—		(197,876)

(a)	See Fund’s Schedule of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There was $4,022,407 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities transferred from Level 2 to Level 3 were due to lack of pricing from an approved pricing vendor or acceptable broker quotation.

There was $16 transferred from Level 3 to Level 2 in Alternative Strategies Fund. Securities transferred from Level 3 to Level 2 were due to available pricing from an approved source based on observable inputs.

The amount of transfers in and out are reflected at the securities’ fair value at the beginning of the year.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

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Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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MLP Risk. Investing in MLP units involves some risks that differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Mortgage REIT Risk. Investing in mREITs involves certain risks related to investing in real property mortgages. In addition, mREITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Internal Revenue Code of 1986 (the “Code”). No assurances can be given that a mREIT in which the High Income Alternatives Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2.	Controls and Procedures.

(a)

The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 27, 2018

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date November 27, 2018

I, Jeremy DeGroot, certify that: